    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997

                                                               FILE NO. 33-91914
                                                                        811-7632

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 4  /X/

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 10  /X/

                                  ------------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)
                                 --------------

                                   COPIES TO:

      GREGOR B. MCCURDY, ESQUIRE                  JOHN R. HEDRICK, ESQUIRE
       ROUTIER AND JOHNSON, P.C.                  ALLSTATE LIFE FINANCIAL
        1700 K. STREET N. W.,                          SERVICES, INC.
             SUITE 1003                              3100 SANDERS ROAD
       WASHINGTON, D.C. 20006                       NORTHBROOK, IL 60062


                                  ------------

                        STATEMENT PURSUANT TO RULE 24F-2

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph (b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 28, 1997.

                                  ------------

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on May 1, 1997 pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(i) of Rule 485


/ /  on (date) pursuant to paragraph (a)(i) of Rule 485

/ /  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
       SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B OF REGISTRATION
            STATEMENT OF ADDITIONAL INFORMATION REQUIRED BY FORM N-4



ITEM OF FORM N-4                             PROSPECTUS CAPTION

1.   Cover Page.  . . . . . . . . . . . . .  Cover Page
2.   Definitions  . . . . . . . . . . . . .  Glossary
3.   Synopsis.  . . . . . . . . . . . . . .  Highlights; Summary of Variable
                                             Account Expenses
4.   Condensed Financials.  . . . . . . . .  --
     (a)  Chart . . . . . . . . . . . . . .  Not Applicable
     (b)  MM Yield  . . . . . . . . . . . .  Not Applicable
     (c)  Location of Others  . . . . . . .  Financial Statements
5.   General. . . . . . . . . . . . . . . .  --
     (a)  Depositor . . . . . . . . . . . .  Glenbrook Life and Annuity Company
     (b)  Registrant  . . . . . . . . . . .  The Variable Account
     (c)  Portfolio Company . . . . . . . .  The Funds; The STI Classic
                                             Variable Trust; the Prime Money
                                             Fund
     (d)  Fund Prospectus . . . . . . . . .  The STI Classic Variable Trust;
                                             The Prime Money Fund
     (e)  Voting Rights . . . . . . . . . .  Voting Rights
     (f)  Administrators  . . . . . . . . .  Charges & Other Deductions
                                             Contract Maintenance Charge
6.   Deductions & Expenses  . . . . . . . .  Charges & Other Deductions
     (a)  General . . . . . . . . . . . . .  Charges & Other Deductions
     (b)  Sales Load Percent  . . . . . . .  Withdrawal Charge
     (c)  Special Purchase Plans  . . . . .  Not Applicable
     (d)  Commissions . . . . . . . . . . .  Distribution of the Contracts
     (e)  Expenses--Registrant  . . . . . .  Charges & Other Deductions
     (f)  Fund Expenses . . . . . . . . . .  Summary of Variable Account
                                             Expenses; Expenses of the Funds
     (g)  Organizational Expenses . . . . .  Not Applicable
7.   Contracts. . . . . . . . . . . . . . .  --
     (a)  Persons with Rights . . . . . . .  Benefits under the Contract;
                                             Payout Start Date for Income
                                             Payments; Voting Rights;
                                             Assignments; Beneficiary
     (b)    (i)     Allocation  of  Purchase Allocation of Purchase Payments
          Payments  . . . . . . . . . . . .
           (ii)  Transfers  . . . . . . . .  Transfers among portfolios
          (iii)  Exchanges  . . . . . . . .  Not Applicable
     (c)  Changes . . . . . . . . . . . . .  Modification
     (d)  Inquiries . . . . . . . . . . . .  Customer Inquiries
8.   Annuity Period . . . . . . . . . . . .  Payout Start Date for Income
                                             Payments
     (a)  Material Factors  . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (b)  Dates . . . . . . . . . . . . . .  Payout Start Date for Income
                                             Payments
     (c)  Frequency, duration & level . . .  Amount of Variable Annuity Income
                                             Payments

     (d)  AIR . . . . . . . . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (e)  Minimum . . . . . . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (f)  --Change Options  . . . . . . . .  Transfers among Portfolios
          --Transfer  . . . . . . . . . . .  --
9.   Death Benefit  . . . . . . . . . . . .  Death Benefit Payable; Death
                                             Benefit Amount; Death Benefit
                                             Payment Provisions
10.  Purchases & Contract Value.  . . . . .  --
     (a)  Purchases . . . . . . . . . . . .  Purchase of the Contracts:
                                             Crediting of Purchase Payments
     (b)  Valuation . . . . . . . . . . . .  Accumulation Units; Accumulation
                                             Unit Value
     (c)  Daily Calculation . . . . . . . .  Accumulation Units; Accumulation
                                             Unit Value; Allocation of Purchase
                                             Payments
     (d)  Underwriter . . . . . . . . . . .  Distribution of the Contracts
11.  Redemptions  . . . . . . . . . . . . .  --
     (a)  --By Owners . . . . . . . . . . .  Withdrawals
     (b)  --By Annuitant  . . . . . . . . .  Income Plans
     (c)  Texas ORP . . . . . . . . . . . .  Not Applicable
     (d)  Lapse . . . . . . . . . . . . . .  Not Applicable
     (e)  Free Look . . . . . . . . . . . .  Highlights
12.  Taxes  . . . . . . . . . . . . . . . .  Federal Tax Matters
13.  Legal Proceedings  . . . . . . . . . .  Not Applicable
14.  SAI Contents . . . . . . . . . . . . .  SAI Table of Contents
15.  Cover Page . . . . . . . . . . . . . .  Cover Page
16.  Table of Contents. . . . . . . . . . .  Table of Contents
17.  General Information & History  . . . .  --
     (a)  Depositor's Name  . . . . . . . .  Glenbrook Life and Annuity Company
     (b)  Assets of Sub-account . . . . . .  The Variable Account
     (c)  Control of Depositor  . . . . . .  Glenbrook Life and Annuity Company
18.  Services . . . . . . . . . . . . . . .  --
     (a)  Fees & Expenses of Registrant . .  Contract Maintenance Charge
     (b)  Management Contracts  . . . . . .  Contract Maintenance Charge;
                                             Distribution of the Contracts
     (c)  Custodian . . . . . . . . . . . .  SAI: Safekeeping of the Variable
                                             Account's Assets
          Independent Public Accountant . .  Experts
     (d)  Assets of Registrant  . . . . . .  SAI: Safekeeping of the Variable
                                             Account Assets
     (e)  Affiliated Persons  . . . . . . .  Not Applicable
     (f)  Principal Underwriter . . . . . .  Distribution of the Contracts
19.  Purchase of Securities Being Offered    --
     (a)  Offering  . . . . . . . . . . . .  SAI: Purchase of Contracts
     (b)  Sales load  . . . . . . . . . . .  SAI: Sales Commissions
20.  Underwriters  . . . . . . . . . . . .   --
     (a)  Principal Underwriter . . . . . .  Distribution of the Contracts
     (b)  Continuous offering . . . . . . .  SAI: Purchase of Contracts
     (c)  Commissions . . . . . . . . . . .  SAI: Sales Commissions;
     (d)  Unaffiliated Underwriters . . . .  N/A
21.  Calculation of Performance Data  . . .  SAI: Performance Data
22.  Annuity Payments . . . . . . . . . . .  Income Payments
23.  Financial Statements . . . . . . . . .  --
     (a)  Financial Statements            of SAI: Variable Account Financial
          Registrant  . . . . . . . . . . .  Statements

     (b)  Financial Statements of Depositor  Glenbrook Life and Annuity
          . . . . . . . . . . . . . . . .    Company
                                             Financial Statements
24a. Financial Statements  . . . . . . . .   Part C. Financial Statements
24b. Exhibits  . . . . . . . . . . . . . .   Part C. Exhibits
25.  Directors and Officers  . . . . . . .   Part C. Directors & Officers of
                                             Depositor
26.  Persons Controlled By or Under          Part C. Persons Controlled by or
     Common Control with Depositor or        Under Common Control with
     Registrant. . . . . . . . . . . . . .   Depositor or Registrant
27.  Number of Contract Owners . . . . . .   Part C. Number of Contract Owners
28.  Indemnification . . . . . . . . . . .   Part C. Indemnification
29a. Relationship of Principal Underwriter   Part C. Relationship of Principal
     to Other Investment Companies . . . .   Underwriter to Other Investment
                                             Companies
29b. Principal Underwriters  . . . . . . .   Part C. Principal Underwriters

29c. Compensation of Underwriter . . . . .   Part C. Compensation of Allstate
                                             Life Financial Services, Inc.
30.  Location of Accounts and Records  . .   Part C. Location of Accounts and
                                             Records
31.  Management Services . . . . . . . . .   Part C. Management Services
32.  Undertakings  . . . . . . . . . . . .   Part C. Undertakings

          GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
                                   OFFERED BY
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                 1-800/453-6038
        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                            ------------------------

This prospectus describes the STI Classic Variable Annuity, an Individual Flexible Premium Deferred Variable Annuity Contract ("Contract") designed to aid you in long-term financial planning and which can be used for retirement planning.

The Contracts are issued by Glenbrook Life and Annuity Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. Purchase payments for the Contracts will be allocated to a series of Variable Sub-accounts of the Glenbrook Life and Annuity Company Variable Annuity Account ("Variable Account") and/or to one or more of the Fixed Account Options funded through the Company's general account.

The Variable Sub-accounts invest in shares of the STI Classic Variable Trust and the Federated Prime Money Fund II (the "Funds"). The Funds have a total of five portfolios available under the Contract. The STI Classic Variable Trust portfolios include: (1) Investment Grade Bond; (2) Capital Growth; (3) Value Income; (4) Mid-Cap Equity (previously known as the Aggressive Growth portfolio); and (5) International Equity. The Federated Prime Money Fund II (previously known as the Prime Money Fund) is a portfolio of Federated Insurance Series that invests exclusively in money market instruments. The Fixed Account Options include a Standard Fixed Account and a Guaranteed Maturity Amount Fixed Account.

This prospectus presents information you should know before making a decision to invest in the Contract and the available Investment Alternatives.

THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS WHICH HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS; HOWEVER, THE CONTRACTS AND THE INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      THESE CONTRACTS ARE NOT FDIC INSURED

The Company has prepared and filed a Statement of Additional Information dated May 1, 1997 with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address above. For your convenience, an order form for the Statement of Additional Information may be found on page B-2 of this prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page B-1 of this prospectus. The Statement of Additional Information has been incorporated by reference into this prospectus.

This Prospectus is Valid Only When Accompanied or Preceded By A Current Prospectus For the STI Classic Variable Trust and the Federated Prime Money Fund II.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                  The Contract is not available in all states.

At least once each Contract Year, the Company will send the Owner an annual statement that contains certain information pertinent to the individual Owner's Contract. The annual statement details values and specific Contract data that applies to each particular Contract. The annual statement does not contain financial statements of the Company, although the Company's financial statements are on page F-1 of this prospectus. Our Company files annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can request copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of the public reference rooms. Our SEC filings are also available to the public on the SEC Internet site http://www.sec.gov.).

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

                                                    PAGE
Glossary.......................................           4
Highlights.....................................           6
Summary of Variable Account Expenses...........           8
Condensed Financial Information................          10
Yield and Total Return Disclosure..............          10
Financial Statements...........................          11
Glenbrook Life and Annuity Company and the
 Variable Account..............................          11
  Glenbrook Life and Annuity Company...........          11
  The Variable Account.........................          12
The Funds......................................          12
  The STI Classic Variable Trust...............          12
  The Federated Prime Money Fund II, a
   Portfolio of Federated Insurance Series.....          13
  Investment Advisors for the Portfolios.......          13
Fixed Account Options..........................          13
  The Standard Fixed Account...................          13
  The Guaranteed Maturity Amount Fixed
   Account.....................................          14
  Example of Interest Crediting During the
   Guarantee Period............................          14
  Withdrawals or Transfers.....................          16
  Market Value Adjustment......................          16
Purchase of the Contracts......................          17
  Purchase Payment Limits......................          17
  Free-Look Period.............................          17
  Crediting of Purchase Payments...............          17
  Allocation of Purchase Payments..............          17
  Accumulation Units...........................          17
  Accumulation Unit Value......................          18

                                                    PAGE
  Transfers Among Portfolios...................          18
  Dollar Cost Averaging........................          18
  Automatic Portfolio Rebalancing..............          19
Benefits Under the Contract....................          19
  Withdrawals..................................          19
  Payout Start Date for Income Payments........          19
  Amount of Variable Account Income Payments...          20
  Amount of Fixed Account Income Payments......          20
  Income Plans.................................          20
  Death Benefit Payable........................          21
  Death Benefit Amount.........................          21
  Death Benefit Payment Provisions.............          22
Charges and Other Deductions...................          23
  Deductions from Purchase Payments............          23
  Withdrawal Charge (Contingent Deferred Sales
   Charge).....................................          24
  Contract Maintenance Charge..................          24
  Administrative Expense Charge................          25
  Mortality and Expense Risk Charge............          25
  Taxes........................................          25
  Transfer Charges.............................          25
  Fund Expenses................................          26
General Matters................................          26
  Owner........................................          26
  Annuitant....................................          26
  Beneficiary..................................          26
  Assignments..................................          26
  Delay of Payments............................          26
  Modification.................................          26

                                                    PAGE
  Customer Inquiries...........................          27
Federal Tax Matters............................          27
  Introduction.................................          27
  Taxation of Annuities in General.............          27
    Tax Referral...............................          27
    Non-Natural Owners.........................          27
    Diversification Requirements...............          27
    Ownership Treatment........................          27
    Taxation of Partial and Full Withdrawals...          28
    Taxation of Annuity Payments...............          28
    Taxation of Annuity Death Benefits.........          28
    Penalty Tax on Premature Distributions.....          29
    Aggregation of Annuity Contracts...........          29
  Tax Qualified Contracts......................          29
    Restrictions Under Section 403(b) Plans....          29
  Income Tax Withholding.......................          29
Distribution of the Contracts..................          29
Voting Rights..................................          30
Selected Financial Data........................          30
                                                    PAGE
Management's Discussion and Analysis of
 Financial Condition and Results of
 Operations....................................          31
  Results of Operations........................          31
  Financial Position...........................          32
  Liquidity and Capital Resources..............          33
  Pending Accounting Standard..................          33
Competition....................................          33
Employees......................................          33
Properties.....................................          33
State and Federal Regulation...................          33
Executive Officers and Directors of the
 Company.......................................          35
Executive Compensation.........................          37
Legal Proceedings..............................          37
Experts........................................          37
Legal Matters..................................          37
Financial Statements...........................         F-1
Statement of Additional Information: Table of
 Contents......................................         B-1
Order Form.....................................         B-2
Appendix A.....................................         A-1

                                    GLOSSARY

ACCUMULATION UNIT -- A measure of your ownership interest in a Sub-account of the Variable Account prior to the Payout Start Date. Analogous, though not identical, to a share owned in a mutual fund.

ACCUMULATION UNIT VALUE -- The value of each Accumulation Unit which is calculated each Valuation Date. Each Sub-account of the Variable Account has its own distinct Accumulation Unit Value. Analogous, though not identical, to the share price (net asset value) of a mutual fund.

ANNUITANT(S) -- The person or persons whose life determines the latest Payout Start Date and the amount and duration of any income payments for Income Plan options other than Guaranteed Payments for a Specified Period.

BENEFICIARY(IES) -- The person(s) to whom any benefits are due when a death benefit is payable and there is no surviving Owner.

COMPANY("WE," "US") -- Glenbrook Life and Annuity Company.

CONTRACT -- The Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract, known as the "STI Classic Variable Annuity," that is described in this prospectus.

CONTRACT ANNIVERSARY -- An anniversary of the date that the Contract was issued.

CONTRACT VALUE -- The value of all amounts accumulated under the Contract prior to the Payout Start Date, equivalent to the Accumulation Units in each Sub-account of the Variable Account multiplied by the respective Accumulation Unit Value, plus the value in the Fixed Account Options.

CONTRACT YEAR -- A period of 12 months starting with the issue date or any Contract Anniversary.

DEATH BENEFIT ANNIVERSARY -- Every seventh Contract Anniversary beginning on the date that the Contract was issued. For example, the issue date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

ENHANCED DEATH BENEFIT -- An additional death benefit option which can be selected at the time the Contract is purchased.

FIXED ACCOUNT OPTIONS -- The Standard Fixed Account and the Guaranteed Maturity Amount Fixed Account.

GUARANTEE PERIOD -- A period of years for which a specified effective annual interest rate is guaranteed by the Company.

GUARANTEED MATURITY AMOUNT FIXED SUB-ACCOUNTS -- These Sub-accounts are distinguished by Guarantee Period(s) and the dates the period(s) begin. The Guaranteed Maturity Amount Fixed Sub-accounts are established when purchase payments are made and when previous Sub-accounts expire and a new Guarantee Period is selected.

INCOME PLAN -- One of several ways in which a series of payments are made after the Payout Start Date. Income payments are based on the Contract Value adjusted by any applicable Market Value Adjustment and any applicable taxes on the Payout Start Date. Under a Fixed Account option, the dollar amount of each income payment does not change over time. Under a Variable Account option, the dollar amount of each income payment may change over time, depending on the investment experience of the Sub-account or Sub-accounts you choose.

INVESTMENT ALTERNATIVES -- The six Sub-accounts of the Variable Account and the two Fixed Account Options constitute the eight Investment Alternatives.

MARKET VALUE ADJUSTMENT -- The Market Value Adjustment is the adjustment made to the money distributed from a Sub-account of the Guaranteed Maturity Amount Fixed Account prior to the end of the Guarantee Period under the Contract to reflect the impact of changes in interest rates between the time the Sub-account of the Guaranteed Maturity Amount Fixed Account was established and the time of distribution.

OWNER(S)("YOU") -- The person or persons designated as the Owner in the Contract.

PAYOUT START DATE -- The date on which income payments begin.

SETTLEMENT VALUE -- The amount payable in the event of a full withdrawal of the Contract Value.

VALUATION DATE -- Each day that the New York Stock Exchange is open for business. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange.

VALUATION PERIOD -- The period between successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (which is currently 4:00pm Eastern Time) and ending as of the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT -- Glenbrook Life and Annuity Company Variable Annuity Account, a separate investment account established by the Company to receive and invest purchase payments paid under the Contracts.

VARIABLE SUB-ACCOUNT -- A portion of the Variable Account invested in shares of a Fund's portfolios. The investment performance of each Variable Sub-account is linked directly to the investment performance of the portfolios.

HIGHLIGHTS

THE CONTRACT

This Contract is designed for long-term financial planning and retirement planning. Money can be allocated to any combination of the Funds' portfolios and/or Fixed Account Options. You have access to your funds either through withdrawals of Contract Value or through periodic income payments.

You bear the entire investment risk for Contract Values and income payments based upon the Variable Account, because values will vary depending on the investment performance of the portfolio(s) you select. See "Accumulation Unit Value," page 18 and "Amount of Variable Account Income Payments," page 20.

You will also bear the investment risk of adverse changes in interest rates in the event amounts are prematurely withdrawn or transferred from Sub-accounts of the Guaranteed Maturity Amount Fixed Account. See "The Guaranteed Maturity Amount Fixed Account," page 14.

FREE-LOOK

You may cancel the Contract any time within 20 days after receipt of the Contract and receive a full refund of purchase payments allocated to the Fixed Account Options. Unless a refund of purchase payments is required by state or federal law, purchase payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. See "Free-Look Period," page 17.

HOW TO INVEST

Your first purchase payment must be at least $3,000 (for qualified contracts, $2,000). Subsequent purchase payments must be at least $50, See "Purchase Payment Limits," page 17.


At the time of your application, you will allocate your purchase payment among the Investment Alternatives. All allocations must be in whole percents from 0% to 100% (total allocation equals 100%) or in whole dollars. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," page 17.


INVESTMENT ALTERNATIVES

The Variable Account invests in shares of the STI Classic Variable Trust and the Federated Prime Money Fund II (the "Funds"). The Funds have a total of five portfolios available under the Contract. The STI Classic Variable Trust portfolios include: the Investment Grade Bond portfolio, the Capital Growth portfolio, the Value Income Stock portfolio, the Mid-Cap Equity portfolio and the International Equity portfolio. The Federated Prime Money Fund II is a portfolio of Federated Insurance Series that invests exclusively in money market instruments. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds. In addition to the Variable Account, Owners can also allocate all or part of their purchase payments among two Fixed Account Options. See "Fixed Account Options," on page 13.

TRANSFERS AMONG INVESTMENT ALTERNATIVES

Prior to the Payout Start Date, you may transfer amounts among the Investment Alternatives. The Company reserves the right to assess a $10 charge on each transfer in excess of 12 per Contract Year. The Company is presently waiving this charge. Certain Fixed Account transfers may be restricted. See "Transfers Among Portfolios," page 18.


You may want to enroll in a Dollar Cost Averaging Program or an Automatic Portfolio Rebalancing Program. See "Dollar Cost Averaging," page 18, and "Automatic Portfolio Rebalancing," page 19.

CHARGES AND DEDUCTIONS


The costs of the Contract include: a contract maintenance charge ($30 annually), a mortality and expense risk charge (deducted daily, equal on an annual basis to 1.25% of the Contract's daily net assets of the Variable Account), and an administrative expense charge (deducted daily, equal on an annual basis to .10% of the Contract's daily net assets of the Variable Account). For Contracts with the Enhanced Death Benefit provision, the mortality and expense risk charge will be deducted daily, at a rate equal on an annual basis, to 1.35% of the daily net assets in the Variable Account. The assessment of the additional .10% for the Enhanced Death Benefit is attributed to the assumption of additional mortality risks. The Company reserves the right to assess a transfer charge ($10 on each transfer in excess of 12 per Contract Year). Additional deductions may be made for certain taxes. See "Contract Maintenance Charge," page 24, "Mortality and Expense Risk Charge," page 25, "Administrative Expense Charge," page 25, "Transfer Charges," page 25, and "Taxes," page 25.


WITHDRAWALS


You may withdraw all or part of the Contract Value before the earliest of the Payout Start Date, the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant. No withdrawal charges will be deducted on amounts withdrawn up to 10% of the Contract Value on the date of the first withdrawal in a Contract Year. Amounts withdrawn in excess of the 10% may be subject to a withdrawal charge of 0% to 7% depending on how long the purchase payments have been invested in the Contract. Amounts withdrawn from a Sub-account of the Guaranteed Maturity Amount Fixed Account, except during the 30 day period after the Guarantee Period expires, will be subject to a Market Value Adjustment. See "Withdrawals," page 19, "Withdrawals or Transfers," page 16, and "Taxation of Annuities in General," page 27.


DEATH BENEFIT


The Company will pay a death benefit prior to the Payout Start Date on the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant. See "Death Benefit Amount," page 21.


INCOME PAYMENTS


You will receive periodic income payments beginning on the Payout Start Date. You may choose among several Income Plans to fit your needs. Income payments may be received for a specified period or for life (either single or joint life), with or without a guaranteed number of payments. You can select income payments that are fixed, variable or a combination of fixed and variable. See "Income Plans," page 20.

SUMMARY OF VARIABLE ACCOUNT EXPENSES

The following table illustrates all expenses and fees that you will incur. The expenses and fees set forth in the table are based on charges under the Contracts and on the expenses of the Variable Account and the underlying Funds.

OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of purchase payments).....         None
Contingent Deferred Sales Charge (as a percentage of purchase payments)....           *

                                                                              APPLICABLE SALES
NUMBER OF COMPLETE YEARS SINCE PURCHASE                                           CHARGE AS
PAYMENT BEING WITHDRAWN WAS MADE                                                A PERCENTAGE
---------------------------------------------------------------------------  -------------------
    0 years................................................................              7%
    1 year.................................................................              6%
    2 years................................................................              5%
    3 years................................................................              4%
    4 years................................................................              3%
    5 years................................................................              2%
    6 years................................................................              1%
    7 years or more........................................................              0%
Transfer Fee...............................................................               **
Annual Contract Fee........................................................            $30***

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)


                                                                            WITHOUT OPTIONAL     WITH OPTIONAL ENHANCED
                                                                         ENHANCED DEATH BENEFIT      DEATH BENEFIT
                                                                               PROVISION               PROVISION
                                                                         ----------------------  ----------------------
Mortality and Expense Risk Charge......................................            1.25%                   1.35%
Administrative Expense Charge..........................................             .10%                    .10%
Total Variable Account Annual Expenses.................................            1.35%                   1.45%


------------

  * Each Contract Year up to 10% of the Contract Value on the date of the first withdrawal may be withdrawn without a contingent deferred sales charge. However, any applicable Market Value Adjustment determined as of the date of withdrawal will apply.

 ** No charges will be imposed on the first 12 transfers in any Contract Year.
    The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

*** The annual Contract fee will be waived if total purchase payments as of a Contract Anniversary or upon full withdrawal are $25,000 or more or if all money is allocated to the Fixed Account Options.

       FUND EXPENSES (NET OF VOLUNTARY REDUCTIONS AND REIMBURSEMENTS)(1)
                        (AS A PERCENTAGE OF FUND ASSETS)

                                                                           OTHER       TOTAL FUND ANNUAL
PORTFOLIO                                                ADVISORY FEES    EXPENSES         EXPENSES
-------------------------------------------------------  -------------  ------------  -------------------
Federated Prime Money Fund II..........................          .0%          .80 %             .80%
Investment Grade Bond..................................          .0%          .75 %             .75%
Capital Growth.........................................          .0%         1.15 %            1.15%
Value Income Stock.....................................          .0%          .95 %             .95%
Mid-Cap Equity.........................................          .0%         1.15 %            1.15%
International Equity...................................          .0%         1.60 %            1.60%

------------


(1) Absent voluntary reductions and reimbursements, advisory fees, other expenses and total operating expenses expressed as a percentage of average net assets of each Fund would be: Federated Prime Money Fund II -- .50%, .87% and 1.37%; Investment Grade Bond Fund -- .74%, 2.04% and 2.78%;

    Capital Growth Fund -- 1.15%, 1.28% and 2.43%; Value Income Stock Fund -- .80%, 1.15% and 1.95%; Mid-Cap Equity Fund -- 1.15%, 1.64% and 2.79%; and
    International Equity Fund -- 1.25%, 2.35% and 3.60%. Fee reductions and reimbursements are voluntary and may be terminated at any time after one year from the date of this prospectus. To the extent the assets of the Funds increase over time, it is anticipated that the operating expenses identified in this footnote will be significantly reduced. Other expenses prior to reimbursements and waivers are based on estimated amounts for the current fiscal year.

EXAMPLE

You (the Owner) would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

If you terminate your Contract or annuitize for a specified period of less than 120 months at the end of the applicable time period:

(without Enhanced Death Benefit provision)


PORTFOLIO                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------  -----------  -----------  -----------  -----------
Federated Prime Money Fund II............................   $      77    $     106    $     138    $     257
Investment Grade Bond....................................   $      76    $     104    $     135    $     251
Capital Growth...........................................   $      80    $     117    $     156    $     292
Value Income Stock.......................................   $      78    $     110    $     145    $     272
Mid-Cap Equity...........................................   $      80    $     117    $     156    $     292
International Equity.....................................   $      85    $     130    $     178    $     337


(with Enhanced Death Benefit provision)


PORTFOLIO                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------  -----------  -----------  -----------  -----------
Federated Prime Money Fund II............................   $      78    $     109    $     143    $     267
Investment Grade Bond....................................   $      77    $     107    $     140    $     262
Capital Growth...........................................   $      81    $     120    $     161    $     302
Value Income Stock.......................................   $      79    $     113    $     150    $     282
Mid-Cap Equity...........................................   $      81    $     120    $     161    $     302
International Equity.....................................   $      86    $     133    $     183    $     346


If you do not terminate your Contract or if you annuitize for a specified period of 120 months or more at the end of the applicable time period:

(without Enhanced Death Benefit provision)


PORTFOLIO                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------  -----------  -----------  -----------  -----------
Federated Prime Money Fund II............................   $      23    $      70    $     120    $     257
Investment Grade Bond....................................   $      22    $      68    $     117    $     251
Capital Growth...........................................   $      26    $      81    $     138    $     292
Value Income Stock.......................................   $      24    $      75    $     128    $     272
Mid-Cap Equity...........................................   $      26    $      81    $     138    $     292
International Equity.....................................   $      31    $      95    $     161    $     337



(with Enhanced Death Benefit provision)



PORTFOLIO                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------  -----------  -----------  -----------  -----------
Federated Prime Money Fund II............................   $      24    $      73    $     125    $     267
Investment Grade Bond....................................   $      23    $      72    $     122    $     262
Capital Growth...........................................   $      27    $      84    $     143    $     302
Value Income Stock.......................................   $      25    $      78    $     133    $     282
Mid-Cap Equity...........................................   $      27    $      84    $     143    $     302
International Equity.....................................   $      32    $      98    $     166    $     346


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the example is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. Premium taxes are not reflected in the example but may be applicable.

CONDENSED FINANCIAL INFORMATION

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                        EACH SUB-ACCOUNT SINCE INCEPTION


                                                                                         FOR THE
                                                                                     YEARS BEGINNING
                                                                                      JANUARY 1 AND
                                                                                   ENDING DECEMBER 31
                                                                                  ---------------------
                                                                                    1995        1996
                                                                                  ---------  ----------

FEDERATED PRIME MONEY FUND II SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................    $10.000     $10.052
  Accumulation Unit Value, End of Period........................................    $10.052     $10.429
  Number of Units Outstanding, End of Period....................................    132,650     488,506
INVESTMENT GRADE BOND SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................    $10.000     $10.336
  Accumulation Unit Value, End of Period........................................    $10.336     $10.429
  Number of Units Outstanding, End of Period....................................     40,503     506,887
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................    $10.000     $10.661
  Accumulation Unit Value, End of Period........................................    $10.661     $13.015
  Number of Units Outstanding, End of Period....................................    103,697   1,680,419
VALUE INCOME STOCK SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................    $10.000     $10.696
  Accumulation Unit Value, End of Period........................................    $10.696     $12.518
  Number of Units Outstanding, End of Period....................................    124,596   2,238,993
MID-CAP EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................    $10.000     $10.285
  Accumulation Unit Value, End of Period........................................    $10.285     $11.775
  Number of Units Outstanding, End of Period....................................     80,549     959,682
INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..................................         --     $10.000
  Accumulation Unit Value, End of Period........................................         --     $10.150
  Number of Units Outstanding, End of Period....................................         --      97,975


All Sub-Accounts commenced operations on October 6, 1995 except for the International Equity Sub-Account which commenced operations on November 7, 1996. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of 0.10%.

YIELD AND TOTAL RETURN DISCLOSURE

From time to time the Variable Account may advertise the yield and total return investment performance of one or more of the Sub-accounts. Yield and standardized total return advertisements include charges and expenses attributable to the Contracts. Including these fees has the effect of decreasing the advertised performance of a Sub-account, so that a Sub-account's investment performance will not be directly comparable to that of an ordinary mutual fund.

When a Sub-account advertises its standardized total return it will usually be calculated for one year, five years, and ten years or since inception if the Sub-account has not been in existence for such periods. Total return is measured by comparing the value of an investment in the Sub-account at the end of the relevant period to the value of the investment at the beginning of the period.

In addition to the standardized total return, the Sub-account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the withdrawal charges under the Contract are not deducted. Therefore, a non-standardized total return for a Sub-account can be higher than a standardized total return for a Sub-account.

Certain Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period, and then annualized. This figure reflects the recurring charges at the Variable Account level.


The money market Sub-account (the Federated Prime Money Fund II) may advertise its total return, yield or effective yield. Total return represents the change, over a specified period of time, in the value of an investment in that Sub-account after reinvesting all income distributions. The yield refers to the income generated by an investment in that Sub-account over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized, the income earned by an investment in the money market Sub-account (the Federated Prime Money Fund II) is assumed to be reinvested at the end of each seven-day period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.


The Variable Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date that the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Sub-accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-accounts.

Please refer to the Statement of Additional Information for a further description of the method used to calculate a Sub-account's yield and total return.

FINANCIAL STATEMENTS

The financial statements of Glenbrook Life and Annuity Company are on page F-1 of the prospectus. The financial statements of Glenbrook Life and Annuity Company Variable Annuity Account are found in the Statement of Additional Information, which is incorporated by reference into this prospectus and which is available upon request. (See order form on page B-2)

GLENBROOK LIFE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

GLENBROOK LIFE AND ANNUITY COMPANY

The Company is the issuer of the Contract. The Company is a stock life insurance company which was organized under the insurance laws of the State of Illinois in 1992. The Company was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." The Company is currently licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate and which SunTrust Banks, Inc., through its banking subsidiaries, conducts business. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

The Company is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.

The Company and Allstate Life entered into a reinsurance agreement, effective June 5, 1992. Under the reinsurance agreement, fixed account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life, and Allstate Life accepts 100% of the liability under such contracts. However, the obligations of Allstate Life under the reinsurance agreement are to the Company; the Company remains the sole obligor under the Contract to the Owners.

THE VARIABLE ACCOUNT

Established on December 15, 1992, the Glenbrook Life and Annuity Company Variable Annuity Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. However, such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The Variable Account has been divided into five Sub-accounts, each of which invests solely in its corresponding portfolio of the STI Classic Variable Trust and Federated Prime Money Fund II. Additional Variable Sub-accounts may be added at the discretion of the Company. The Variable Account also funds other contracts issued by the Company, which are separately accounted for.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable contracts offered by the Variable Account which are not described in this prospectus.

THE FUNDS

The Variable Account will invest in shares of the STI Classic Variable Trust and the Federated Prime Money Fund II (the "Funds"). The Funds are registered with the Securities and Exchange Commission as open-end, diversified management investment companies. Registration of the Funds does not involve supervision of its management, investment practices or policies by the Securities and Exchange Commission. The Funds are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account.

Shares of the portfolios of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THE STI CLASSIC VARIABLE TRUST


The STI Classic Variable Trust offers five portfolios for use with this
Contract: the Investment Grade Bond portfolio, the Capital Growth portfolio, the Value Income Stock portfolio and the Mid-Cap Equity portfolio. Each portfolio has different investment objectives and policies and operates as a separate investment fund.


The Investment Grade Bond portfolio seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed income securities.

The Capital Growth portfolio seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants and securities convertible into common stock which in the advisor's opinion are undervalued in the marketplace at the time of purchase.

The Value Income Stock portfolio seeks to provide current income with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

The Mid-Cap Equity portfolio seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

The International Equity portfolio seeks to provide long term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

THE FEDERATED PRIME MONEY FUND II, A PORTFOLIO OF FEDERATED INSURANCE SERIES


The investment objective of the Federated Prime Money Fund II is to provide current income consistent with the stability of principal and liquidity. Federated Prime Money Fund II pursues this objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.


The Federated Prime Money Fund II attempts to maintain a stable net asset value of $1.00 per share; however, an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will maintain a stable $1.00 per share price.

INVESTMENT ADVISORS FOR THE PORTFOLIOS


STI Capital Management, N.A. ("STI Capital") serves as advisor to the Investment Grade Bond, Capital Growth, Value Income Stock, Mid-Cap Equity, and International Equity portfolios. STI Capital is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $52.5 billion as of December 31, 1996.


STI Capital, as advisor, makes the investment decisions for the assets of the portfolios it advises and continuously reviews, supervises and administers the respective portfolio's investment program. STI Capital charges the portfolios an investment management fee. These fees are part of the portfolios' operating expenses. See the attached prospectus for the STI Classic Variable Trust for a discussion of the Fund's expenses.


The investment advisor for the Federated Prime Money Fund II is Federated Advisers. Federated Advisers is a subsidiary of Federated Investors which services assets of over $110 billion as of December 31, 1996. See the attached prospectus for Federated Prime Money Fund II for a discussion of the Fund's expenses.


There is no assurance that the portfolios in each Fund will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the portfolios can be found in the current prospectus for each Fund accompanying this prospectus.

You will find more complete information about each Fund, including the risks associated with each portfolio, in the accompanying prospectuses. You should read the prospectus for each Fund in conjunction with this prospectus.

THE PROSPECTUS OF EACH FUND SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

FIXED ACCOUNT OPTIONS

THE STANDARD FIXED ACCOUNT

Purchase payments and transfers allocated to the Standard Fixed Account become part of the general account of the Company, which supports insurance and annuity obligations. The general account consists of the general assets of the Company other than those in segregated asset accounts.

Instead of you bearing the investment risk, as is the case for amounts in the Variable Account or in other segregated asset accounts of the Company, we bear the investment risk for all amounts in the Standard Fixed Account. We have sole discretion to invest the assets of the Standard Fixed Account, subject to applicable law. We guarantee that the amounts allocated to the Standard Fixed Account will be credited interest at a net effective annual interest rate at least equal to the minimum guaranteed rate found in the

Contract. Currently, the amount of interest credited in excess of the guaranteed rate will vary periodically at the sole discretion of the Company. Any interest held in the Standard Fixed Account does not entitle an Owner to share in the investment experience of the general account.

Money allocated to the Standard Fixed Account earns interest for a one year period at the current rate in effect at the time of allocation. After the one year period, a renewal rate will be declared. Subsequent renewal dates will be every twelve months for each payment or transfer. The renewal interest rate will be guaranteed by us for a full year and will not be less than the minimum guaranteed rate found in the Contract.

We may declare more than one interest rate for different monies based upon the date of allocation to the Standard Fixed Account. For current interest rate information, please contact your sales representative or the Company's customer support unit at 1-800/453-6038.

Any interest credited to amounts allocated to the Standard Fixed Account in excess of the guaranteed rate found in the Contract will be determined at the sole discretion of the Company.

Amounts may be transferred from the Sub-accounts of the Variable Account to the Standard Fixed Account, and prior to the Payout Start Date, amounts may also be transferred from the Standard Fixed Account to any other Investment Alternative.

The maximum amount in any Contract Year which may be transferred from the Standard Fixed Account to any other Investment Alternative is limited to the greater of (1) 25% of the value in the Standard Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all purchase payments and transfers to the Standard Fixed Account as of the most recent Contract Anniversary.

After the Payout Start Date no transfers may be made from the Fixed Account Options. Transfers from the Variable Account to the Standard Fixed Account may not be made for six months after the Payout Start Date and may be made thereafter only once every six months.

Full and partial withdrawals from the Standard Fixed Account may be delayed for up to six months.

THE GUARANTEED MATURITY AMOUNT FIXED ACCOUNT

Purchase payments and transfers allocated to one or more of the Sub-accounts of the Guaranteed Maturity Amount Fixed Account become part of the general account of the Company. Each Sub-account offers a separate interest rate Guarantee Period. Guarantee Periods will be offered at the Company's discretion and may range from one to ten years. Presently, the Company offers Guarantee Periods of three, five, seven and ten years. The Owner must select the Sub-account(s) in which to allocate each purchase payment and transfer. No less than $50 may be allocated to any one Sub-account. The Company reserves the right to limit the number of additional purchase payments.

Interest is credited daily to each Sub-account at a rate which compounds to the effective annual interest rate declared for each Sub-account's Guarantee Period that has been selected. The effective annual interest rate will never be less than the minimum guaranteed rate, as found in the Contract.

The following example illustrates how the Sub-account value for a Sub-account of the Guaranteed Maturity Amount Fixed Account would grow given an assumed purchase payment, Guarantee Period, and effective annual interest rate:

EXAMPLE OF INTEREST CREDITING DURING THE GUARANTEE PERIOD

Purchase Payment:...............................................................  $10,000.00
Guarantee Period:...............................................................    5 years
Effective Annual Rate:..........................................................      4.50%

                             END OF CONTRACT YEAR:

                                                  YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
                                               ------------  ------------  ------------  ------------  ------------
Beginning Sub-Account Value..................  $  10,000.00
  X (1 + Effective Annual Rate)                      1.0450
                                               ------------
                                               $  10,490.00
Sub-Account Value at end of Contract                         $  10,490.00
  year 1 X (1 + Effective Annual Rate)                             1.0450
                                                             ------------
                                                             $  10,920.25
Sub-Account Value at end of Contract                                       $  10,920.25
  year 2 X (1 + Effective Annual Rate)                                           1.0450
                                                                           ------------
                                                                           $  11,411.66
Sub-Account Value at end of Contract                                                     $  11,411.66
  year 3 X (1 + Effective Annual Rate)                                                         1.0450
                                                                                         ------------
                                                                                         $  11,925.19
Sub-Account Value at end of Contract                                                                   $  11,925.19
  year 4 X (1 + Effective Annual Rate)                                                                       1.0450
                                                                                                       ------------
Sub-Account Value at end of Guarantee
  Period:                                                                                              $  12,461.82
                                                                                                       ------------
                                                                                                       ------------

TOTAL INTEREST CREDITED IN GUARANTEE PERIOD: $2,461.82 ($12,461.82 - $10,000.00)

NOTE: The above illustration assumes no withdrawals of any amount during the entire five year period. A Market Value Adjustment would apply to any such interim withdrawal. A withdrawal charge may apply to any amount withdrawn in excess of 10% of the Contract Value on the date of the first withdrawal in a Contract Year. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate as found in the Contract.

The Company has no specific formula for determining the rate of interest that it will declare initially or in the future. Such interest rates will be reflective of investment returns available at the time of the determination. In addition, the management of the Company may also consider various other factors in determining interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, and competitive factors. For current interest rate information, please contact your sales representative or the Company's customer support unit at 1-800/453-6038.

THE MANAGEMENT OF THE COMPANY WILL MAKE THE FINAL DETERMINATION AS TO THE INTEREST RATES TO BE DECLARED. THE COMPANY CAN NEITHER PREDICT NOR GUARANTEE FUTURE INTEREST RATES TO BE DECLARED.

At the end of a Guarantee Period, a notice will be mailed to the Owner outlining the options available at the end of a Guarantee Period. During the 30 day period after a Guarantee Period expires the Owner may:

    -take no action and the Company will automatically renew the Sub-account value to a Guarantee Period of the same duration to be established on the day the previous Guaranteed Period expired; or

    -notify the Company to apply the Sub-account value to a new Guarantee Period or periods to be established on the day the previous Guarantee Period expired; or

    -notify the Company to apply the Sub-account value to the Standard Fixed
     Account to be established on the day the Guarantee Period expired; or


    -notify the Company to apply the Sub-account value to any Sub-accounts of the Variable Account on the day we receive the notification; or

    -receive a portion of the Sub-account value or the entire Sub-account value through a partial or full withdrawal that is not subject to a Market Value Adjustment. In this case, the Sub-Account will be deemed to have been renewed for the same Guarantee Period as the one that just expired with current interest credited from the date the Guarantee Period expired.

The Automatic Laddering Program allows the Owner to choose, in advance, one renewal Guarantee Period for all renewing Sub-accounts. The Owner can select the Automatic Laddering Program at any time during the accumulation phase, including on the issue date. The Automatic Laddering Program will continue until the Owner gives written notice to the Company.

WITHDRAWALS OR TRANSFERS

All withdrawals and transfers, from a Sub-account of the Guaranteed Maturity Amount Fixed Account other than during the 30 day period after a Guarantee Period expires are subject to a Market Value Adjustment.

The main component in determining the amount received by the Owner is the amount which was requested; however, there may be adjustments to the requested amount. A withdrawal charge may reduce the amount received. A Market Value Adjustment may apply which would reduce or increase the amount received. Premium taxes and federal income tax withholding may also apply which would reduce the amount received.

The amount received by the Owner under a withdrawal request equals the amount requested, adjusted by any Market Value Adjustment, less any applicable withdrawal charge (based upon the amount requested prior to any Market Value Adjustment), less premium taxes and withholding (if applicable).

Amounts may be transferred from the Sub-accounts of the Variable Account to the Guaranteed Maturity Amount Fixed Account, and prior to the Payout Start Date, amounts may also be transferred from the Guaranteed Maturity Amount Fixed Account to any other Investment Alternative.

After the Payout Start Date no transfers may be made from the Fixed Account Options. Transfers from the Variable Account to the Guaranteed Maturity Amount Fixed Account may not be made for six months after the Payout Start Date and may be made thereafter only once every six months.

Full and partial withdrawals from the Guaranteed Maturity Amount Fixed Account may be delayed for up to six months.

MARKET VALUE ADJUSTMENT

The Market Value Adjustment reflects the relationship between (1) the current effective annual interest rate for the time remaining in the Guarantee Period at the time of the request for withdrawal or transfer, and (2) the effective annual interest rate guaranteed for that Sub-account. Since current interest rates are based, in part, upon investment yields available at the time, the effect of the Market Value Adjustment will be closely related to the levels of such yields. As such, the Owner bears some investment risk under the Contract.

It is possible, therefore, that should investment yields increase significantly from the time the purchase payment was made, the Market Value Adjustment, withdrawal charge, premium taxes and withholding (if applicable), would reduce the amount received by the Owner upon full withdrawal of the Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the effective annual interest rate for the Guarantee Period is lower than the applicable current effective annual interest rate (interest rate for a period equal to the time remaining in the Sub-account), then the Market Value Adjustment will result in a lower amount payable to the Owner. Similarly, if the effective annual interest rate for the Guarantee Period is higher than the applicable current effective annual interest rate, then the Market Value Adjustment will result in a higher amount payable to the Owner.

For example, assume the Owner purchases a Contract and selects an initial Guarantee Period of five years and the Company's effective annual rate for that duration is 4.50%. Assume that at the end of 3 years, the Owner makes a partial withdrawal. If, at that later time, the current interest rate for a 2 year Guarantee Period is 4.00%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to the Owner. Similarly, if the current interest rate for the 2 year Guarantee Period is 5.00%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to the Owner.

The formula for calculating the Market Value Adjustment is set forth in Appendix A to this prospectus which also contains additional illustrations of the application of the Market Value Adjustment.

PURCHASE OF THE CONTRACTS

PURCHASE PAYMENT LIMITS

Your first purchase payment must be at least $3,000 unless the Contract is a qualified Contract, in which case the first purchase payment must be at least $2,000. All subsequent purchase payments must be $50 or more and may be made at any time prior to the earlier of the Payout Start Date or your 86th birthday. Subsequent purchase payments may also be made from your bank account by automatic transfer.

We reserve the right to limit the amount of purchase payments we will accept.

FREE-LOOK PERIOD


You may cancel the Contract any time within 20 days after receipt of the Contract and receive a full refund of purchase payments allocated to any Fixed Account Option. Unless a refund of purchase payments is required by state or federal law, purchase payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation.


CREDITING OF PURCHASE PAYMENTS

The initial purchase payment accompanied by a duly completed application will be credited to the Contract within two business days of receipt by us at our home office. If an application is not duly completed, we will credit the purchase payments to the Contract within five business days or return it at that time unless you specifically consent to us holding the purchase payment until the application is complete. We reserve the right to reject any application. Subsequent purchase payments will be credited to the Contract at the close of the Valuation Period in which the purchase payment is received.

ALLOCATION OF PURCHASE PAYMENTS

On the application, you instruct us how to allocate the purchase payment among the seven Investment Alternatives. Purchase payments may be allocated in whole percents, from 0% to 100% (total allocation equals 100%) or in exact dollar amounts, to any Investment Alternative. Unless you notify us in writing otherwise, subsequent purchase payments are allocated according to the allocation for the previous purchase payment.

ACCUMULATION UNITS

Each purchase payment allocated to the Variable Account will be credited to the Contract as Accumulation Units. For example, if a $10,000 purchase payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding portfolio.

For a brief summary of how purchase payments allocated to the Fixed Account are credited to the Contract, see "Fixed Account Options" on page 13.

ACCUMULATION UNIT VALUE

The Accumulation Units in each Sub-account of the Variable Account are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-account and the deduction of certain expenses and charges.

The value of an Accumulation Unit in a Variable Sub-account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-account for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

TRANSFERS AMONG PORTFOLIOS

Prior to the Payout Start Date, you may transfer amounts among Investment Alternatives. The Company reserves the right to assess a $10 charge on each transfer in excess of 12 per Contract Year. Transfers to or from more than one fund on the same day are treated as one transfer. The Company is presently waiving this charge. Transfers among Variable Sub-accounts before the Payout Start Date may be made at any time. See "Withdrawals or Transfers," page 16 for the requirements on transfers from the Fixed Account.

After the Payout Start Date, transfers among Sub-accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, transfers from the Fixed Account Options are not allowed.

Transfers may be made pursuant to telephone instructions if the Owner completes the telephone authorization form on the application or another form provided by the Company. Telephone transfer requests will be accepted by the Company if received at 1-800/453-6038 by 3:00 p.m., Central Time. Telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time will not be accepted by the Company. Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed value. If telephone transfers are not authorized, transfer requests must be in writing, on a form provided by the Company. The Company utilizes procedures which the Company believes will provide reasonable assurance that telephone authorized transfers are genuine. Such procedures include taping of telephone conversations with persons purporting to authorize such transfers and requesting identifying information from such persons. Accordingly, the Company disclaims any liability for losses resulting from such transfers by reason of their allegedly not having been properly authorized. However, if the Company does not take reasonable steps to help ensure that such authorizations are valid, the Company may be liable for such losses.

The Company reserves the right to waive the transfer restrictions.

DOLLAR COST AVERAGING

Transfers may be made automatically through Dollar Cost Averaging prior to the Payout Start Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month from any Sub-account of the Variable Account or from the Standard Fixed Account, to any other Sub-account of the Variable Account. Dollar Cost Averaging cannot be used to transfer amounts to the Fixed Account. Transfers made through Dollar Cost Averaging are not assessed a $10 charge and are not included in the 12 free transfers per Contract Year.

The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market.

AUTOMATIC PORTFOLIO REBALANCING

Transfers may be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis, determined from the first date that you decide to rebalance. Each quarter, money will be transferred among Sub-accounts of the Variable Account to achieve the desired allocation.

The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to receipt of the written request.

Transfers made through Automatic Portfolio Rebalancing are not assessed a $10 charge and are not included in the 12 free transfers per Contract Year.

Any money allocated to a Fixed Account Option will not be included in the rebalancing.

BENEFITS UNDER THE CONTRACT

WITHDRAWALS


You may withdraw all or part of the Contract Value at any time prior to the earlier of the death of the Owner (the Annuitant if the Owner is not a natural person) or the Payout Start Date. The amount available for withdrawal is the Contract Value next computed after the Company receives the request for a withdrawal at its home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges and any premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," page 26.


Money can be withdrawn from the Variable Account or the Fixed Account Options. To complete the partial withdrawal from the Variable Account, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

The minimum partial withdrawal is $50. If the Contract Value after a partial withdrawal would be less than $2,000, then the Company will treat the request as one for a termination of the Contract and the entire Contract Value, adjusted by any Market Value Adjustment, less any charges and premium taxes, will be paid out. The Company will, however, require confirmation of the withdrawal request before terminating the Contract.

Partial withdrawals may also be taken automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals of $50 or more may be requested at any time prior to the Payout Start Date. At the Company's discretion, Systematic Withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.


Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax is explained in "Federal Tax Matters," on page 27.



After the Payout Start Date, withdrawals are only permitted when payments from the Variable Account are being made that do not involve life contingencies. In that case, you may terminate the Variable Account portion of the income payments at any time.


PAYOUT START DATE FOR INCOME PAYMENTS

The Payout Start Date is the day that income payments will start under the Contract. You may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be (a) at least one month after the Issue Date; and (b) no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

AMOUNT OF VARIABLE ACCOUNT INCOME PAYMENTS

The amount of Variable Account income payments depends upon the investment experience of the Sub-accounts selected by the Owner and any premium taxes, the age and sex of the Annuitant, and the Income Plan chosen. The Company guarantees that the amount of the income payment will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

The total income payments received may be more or less than the total purchase payments made because (a) Variable Account income payments vary with the investment results of the underlying portfolios, and (b) Annuitants may not live as long as expected.

If the actual net investment experience of the Variable Account is less than the assumed investment rate, then the dollar amount of the income payments will decrease. The dollar amount of the income payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the income payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Account income payments, the assumed investment rate is 3 percent.

AMOUNT OF FIXED ACCOUNT INCOME PAYMENTS

Income payment amounts derived from any Fixed Account Option are guaranteed for the duration of the Income Plan. The income payment based upon any Fixed Account Option is calculated by applying the portion of the Contract Value in any Fixed Account Option on the Payout Start Date, adjusted by any Market Value Adjustment and less any applicable premium tax, to the greater of the appropriate value from the income payment table selected or such other value as we are offering at that time.

INCOME PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, in certain employment-related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of NORRIS on any such plan before making any contributions under these Contracts.

The Income Plan option selected will affect the dollar amount of each income payment. For example, if an Income Plan Guaranteed for Life is chosen, the income payments will be greater than income payments under an Income Plan for a Minimum Specified Period and guaranteed thereafter for life.

You may elect income payments based on any Fixed Account Option and/or the Variable Account. The Owner may change the Income Plan until 30 days before the Payout Start Date. If an Income Plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before income payments begin. Applicable premium taxes will be assessed. The Income Plans include:

   INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS

   The Company will make payments for as long as the Annuitant lives. If the Annuitant dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

   INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS

   The Company will make payments for as long as either the Annuitant or Joint Annuitant, named at the time of Income Plan selection, is living. If both the Annuitant and the Joint Annuitant die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

   INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD

   The Company will make payments for a specified period beginning on the Payout Start Date. These payments do not depend on the Annuitant's life.

The number of months guaranteed may be from 60 to 360. The mortality and expense risk charge will be deducted from Variable Account payments even though the Company does not bear any mortality risk under the Income Plan chosen. If Income Plan 3 is chosen and the proceeds are derived from the Variable Account, you may terminate the Contract at any time by notifying the Company in writing and you will receive the Contract Value within seven days; however, a withdrawal charge may apply if this occurs.

In the event that an Income Plan is not selected, the Company will make income payments in accordance with Income Plan 1 with Guaranteed Payments for 120 Months. At the Company's discretion, other Income Plans may be available upon request. The Company currently uses sex-distinct annuity tables. However, if legislation is passed by Congress or the states, the Company reserves the right to use income payment tables which do not distinguish on the basis of sex. Special rules and limitations may apply to certain qualified contracts.

If the Contract Value to be applied to an Income Plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Contract Value adjusted by any Market Value Adjustment less any applicable taxes in a lump sum or change the payment frequency to an interval which results in income payments of at least $20.

DEATH BENEFIT PAYABLE

We will pay a death benefit prior to the Payout Start Date on the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant. The death benefit is paid to the Owner as determined immediately after the death. This would be a surviving joint Owner or, if none, the Beneficiary.

If the Annuitant and Joint Annuitant, if applicable, die after the Payout Start Date, the Company will continue to pay the remainder of any guaranteed payments to the Owner.

DEATH BENEFIT AMOUNT

THE FOLLOWING INFORMATION IS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1,
1997:

Prior to the Payout Start Date, the death benefit before any Market Value Adjustment is equal to the greater of:

(a) the Contract Value as of the date the Company receives a complete request for payment of the death benefit, or

(b) for each previous Death Benefit Anniversary, the Contract Value at that anniversary; plus any purchase payments made since that anniversary; minus any amounts the Company paid the Owner (including income tax we withheld from you) since that anniversary.

A Death Benefit Anniversary is every seventh Contract Anniversary beginning with the issue date. For example, the issue date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

The death benefit will be adjusted by any applicable Market Value Adjustment as of the date the Company determines the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Owner (including income tax withholding).

THE FOLLOWING INFORMATION IS APPLICABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

    (a)the Contract Value as of the date the Company receives a complete request for payment of the death benefit, or

    (b)the Settlement Value on the date the Company receives a complete request for payment of the death benefit, or

    (c)the Contract Value on each Death Benefit Anniversary prior to the date the Company receives a complete request for payment of the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

    The adjustment is equal to (a) divided by (b) and the result multiplied by
    (c) where:

       (a) is the withdrawal amount

       (b) is the Contract Value immediately prior to the withdrawal, and

       (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

    A Death Benefit Anniversary is every seventh Contract Anniversary beginning with the issue date. For example, the issue date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries. Death Benefit Anniversary values will be calculated until the oldest Owner, or the Annuitant if the Owner is not a natural person, attains age 80.


For Contracts with the Enhanced Death Benefit option, the death benefit will be the greatest of (a) through (c) above, or

    (d) the Enhanced Death Benefit.

    The Enhanced Death Benefit option is:

       The greatest of the Anniversary Values as of the date we determine the death benefit. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by an adjustment for any partial withdrawals since that anniversary.

       The adjustment is equal to (a) divided by (b), and the result is multiplied by (c) where:

       (a) is the withdrawal amount.

       (b) is the Contract Value immediately prior to the withdrawal.

       (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

       Anniversary values will be calculated for each Contract Anniversary prior to the oldest Owner's or the Annuitant's, if the Owner is not a natural person, 80th birthday. The Enhanced Death Benefit Option will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENT PROVISIONS

THE FOLLOWING INFORMATION IS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1,
1997:

The Owner eligible to receive death benefits has the following options:

1. If the Owner eligible to receive the death benefit is not a natural person, then the Owner must receive the death benefit in a lump sum within five years of the Date of Death.

2. Otherwise, within 60 days of the date when the death benefit is calculated, the Owner may elect to receive the death benefit under an Income Plan or in a lump sum.

Payments from the Income Plan must begin within one-year of the Date of Death and must be payable throughout:

    -the life of the Owner; or

    -a period not to exceed the life expectancy of the Owner; or

    -the life of the Owner with payments guaranteed for a period not to exceed the life expectancy of the Owner.

Any death benefit payable in a lump sum must be paid within five years of the date of death. If no election is made, funds will be distributed at the end of the five year period.

3. If the surviving spouse of the deceased Owner is the new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the accumulation phase as if the death had not occurred. If the Contract is continued in the accumulation phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

THE FOLLOWING INFORMATION IS APPLICABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

A distribution upon death may be paid to the Owner determined immediately after the death if, prior to the Payout Start Date:

    -any Owner dies; or

    -the Annuitant dies and the Owner is not a natural person.

If the Owner eligible to receive the distribution upon death is not a natural person, the Owner may elect to receive the distribution upon death in one or more distributions. Otherwise, if the Owner is a natural person, the Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan.

A death benefit will be paid: 1) if the Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and 2) if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. In any event, the entire value of the Contract must be distributed within five (5) years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the following provisions.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

    -the life of the Owner; or

    -a period not to exceed the life expectancy of the Owner; or

    -the life of the Owner with payments guaranteed to a period not to exceed the life expectancy of the Owner.

If the surviving spouse of the deceased Owner is the new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are made from purchase payments. Therefore, the full amount of every purchase payment is invested in the Investment Alternative(s).

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

You may withdraw the Contract Value at any time before the earliest of the Payout Start Date, the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant.

There are no withdrawal charges on amounts withdrawn up to 10% of the Contract Value on the date of the first withdrawal in a Contract Year. Amounts withdrawn in excess of this may be subject to a withdrawal charge. Amounts not subject to a withdrawal charge and not withdrawn in a Contract Year are not carried over to later Contract Years. Withdrawal charges, if applicable, will be deducted from the amount paid.

Free withdrawals and other partial withdrawals will be allocated on a first in, first out basis to purchase payments. For purposes of calculating the amount of the withdrawal charge, withdrawals are assumed to come from purchase payments first, beginning with the oldest payment. Withdrawals made after all purchase payments have been withdrawn, will not be subject to a withdrawal charge. For partial withdrawals, the amount of payment received by the Owner, any withdrawal charge, any applicable taxes and any Market Value Adjustment, will be deducted from the Contract Value.

Withdrawal charges will be applied to amounts withdrawn in excess of 10% of the Contract Value as set forth below:

COMPLETE YEARS SINCE                                 APPLICABLE
PURCHASE PAYMENT BEING                               WITHDRAWAL
WITHDRAWN WAS MADE                               CHARGE PERCENTAGE
----------------------------------------------  --------------------
0 years.......................................................... 7%
1 year........................................................... 6%
2 years.......................................................... 5%
3 years.......................................................... 4%
4 years.......................................................... 3%
5 years.......................................................... 2%
6 years.......................................................... 1%
7 Years or more.................................................. 0%

Withdrawal charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the withdrawal charges will cover all distribution expenses in connection with the Contract.


In addition, federal and state income tax may be withheld from withdrawal amounts. Certain terminations may also be subject to a federal tax penalty. See "Federal Tax Matters," page 27.


The Company will waive any withdrawal charge prior to the Payout Start Date if at least 30 days after the Contract Date any Owner (or Annuitant if the Owner is not a natural person) 1) is first confined to a long term care facility or hospital for at least 90 consecutive days, confinement is prescribed by a physician and is medically necessary, and the request for a withdrawal and adequate written proof of confinement are received by us no later than 90 days after discharge; or, 2) is first diagnosed by a physician as having a terminal illness and a request for a withdrawal and adequate proof of diagnosis are received by us. In addition, the withdrawal charge will be waived on withdrawals taken to satisfy IRS Required Minimum Distribution Rules for this Contract.

You may also request a one time waiver of withdrawal charges on a partial or full withdrawal if (a) You become unemployed at least one year past the issue date of the Contract; (b) You receive unemployment compensation for at least 30 straight days as a result of that unemployment; and (c) this benefit is exercised within 180 days of Your initial receipt of unemployment compensation. Please see Your Contract for additional details. This benefit may not be available in all states.

CONTRACT MAINTENANCE CHARGE

A contract maintenance charge is deducted annually from the Contract Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. The Company guarantees that the amount of this charge will not exceed $30 per Contract Year over the life of the Contract. This charge will be waived if the total purchase payments are $25,000 or more or if all money is allocated to the Fixed Account Options on the Contract Anniversary.

Maintenance costs include but are not limited to expenses incurred in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies.

Prior to the Payout Start Date, on each Contract Anniversary, the contract maintenance charge will be deducted from each Sub-account of the Variable Account in the same proportion that the Owner's value in each bears to the total value in all Sub-accounts of the Variable Account. After the Payout Start Date, a pro rata share of the annual contract maintenance charge will be deducted from each income payment. For example, 1/12 of the $30, or $2.50, will be deducted if there are twelve income payments during the Contract Year. The portion of the contract maintenance charge proportional to the part of the Contract Year elapsed will be deducted from the amount paid upon termination of the Contract.

ADMINISTRATIVE EXPENSE CHARGE

The Company will deduct an administrative expense charge which is equal, on an annual basis, to .10% of the daily net assets you have allocated to the Sub-accounts of the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

MORTALITY AND EXPENSE RISK CHARGE

The Company will deduct a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the daily net assets you have allocated to the Sub-accounts of the Variable Account. The Company estimates that .85% is attributable to the assumption of mortality risks and .40% is attributable to the assumption of expense risks. For Contracts with the Enhanced Death Benefit provision, the mortality and expense risk charge will be deducted daily, at a rate equal on an annual basis, to 1.35% of the daily net assets in the Variable Account. The assessment of the additional .10% for the Enhanced Death Benefit is attributed to the assumption of additional mortality risks. The Company guarantees that the percentage for this charge will not increase over the life of the Contract.

The mortality risk arises from the Company's guarantee to cover all death benefits and to make income payments in accordance with the Income Plan selected and the Income Payment Tables.

The expense risk arises from the possibility that the contract maintenance and administrative expense charge, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.

TAXES

The Company will deduct applicable state premium taxes or other similar policyholder taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.5%. The Company reserves the right to deduct premium taxes from the purchase payments.

At the Payout Start Date, the charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's value in the Investment Alternative bears to the total Contract Value.

TRANSFER CHARGES

The Company reserves the right to assess a $10 charge on each transfer in excess of 12 per Contract Year, excluding transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing. The Company is presently waiving this charge.

FUND EXPENSES

A complete description of the expenses and deductions from the portfolios in each Fund is found in the prospectus for each Fund. This prospectus is accompanied by the prospectus for each Fund.

GENERAL MATTERS

OWNER

The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person.

ANNUITANT

If the Owner is a natural person, the Owner may change the Annuitant prior to the Payout Start Date. The Annuitant must be a natural person. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be: a) the youngest Owner, otherwise (b) the youngest Beneficiary.

BENEFICIARY

Subject to the terms of any irrevocable Beneficiary designation, the Owner may change the Beneficiary at any time by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, if any Beneficiary predeceases the Owner, the new Beneficiary will be: the Owner's spouse if living; otherwise, the Owner's children, equally, if living; otherwise, the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Owner, the surviving Beneficiaries will share equally in any amounts due.

ASSIGNMENTS

The Owner may not assign an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the Securities and Exchange Commission; or

3. The Securities and Exchange Commission permits delay for the protection of the Owners.

Payments or transfers from the Fixed Account Options may be delayed for up to 6 months.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or any changes required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

The Owner or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing your representative or:

GLENBROOK LIFE AND ANNUITY COMPANY
3100 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062
1-800/453-6038

FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL

Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (3) the issuing insurance company, instead of the annuity owner, is considered the owner for federal income tax purposes of any separate account assets funding the contract.

NON-NATURAL OWNERS

As a general rule, annuity contracts owned by non-natural persons are not treated as annuity contracts for federal income tax purposes and the income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. There are several exceptions to the general rule for contracts owned by non-natural persons which are discussed in the Statement of Additional Information.

DIVERSIFICATION REQUIREMENTS

For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Funds or their investments, the Company expects the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT

In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among Sub-accounts of a variable account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, Treasury announced that guidance would be issued in the future regarding the extent that owners could direct their investments among Sub-accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account. In those circumstances, income and gains from the Variable Account assets would be includible in the Contract Owners' gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has state it expects to issue. It is possible that Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the federal tax owner of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the contract will be successful.

DELAYED MATURITY DATES

If the Contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract could be currently includible in the owner's income.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal under a non-qualified contract, amounts received are taxable to the extent the contract value, without regard to any surrender charge, before the withdrawal exceeds the investment in the contract. In the case of a partial withdrawal under a qualified contract, the portion of the payment that bears the same ratio to the total payment that the investment in the contract bears to the contract value, can be excluded from income. In the case of a full withdrawal under a non-qualified contract or a qualified contract, the amount received will be taxable only to the extent it exceeds the investment in the contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) of the contract value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS

Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the owner's investment in the contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract.

TAXATION OF ANNUITY DEATH BENEFITS

Amounts may be distributed from an annuity contract because of the death of an owner or annuitant. Generally, such amounts are includible in income as follows:
(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the owner attaining age 59 1/2. However, there should be no penalty tax on distributions to owners (1) made on or after the owner attains age 59 1/2; (2) made as a result of the owner's death or disability; (3) made in substantially equal periodic payments over life or distributions over life or life expectancy; (4) made under an immediate annuity; or (5) attributable to an investment in the contract before August 14, 1982. Similar rules apply for distributions from qualified contracts. Please see the Statement of Additional Information for a discussion of other situations in which the penalty tax may not apply.

AGGREGATION OF ANNUITY CONTRACTS

All non-qualified annuity contracts issued by the Company (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code;
(2) Simplified Employee Pension Plans under Section 408(k) of the Code; (3) Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;(4) Tax Sheltered Annuities under Section 403(b) of the Code; (5) Corporate and Self Employed Pension and Profit Sharing Plans; and (6) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS

Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity (IRA). Eligible rollover distributions generally include all distributions from qualified contracts, excluding IRAs, with the exception of
(1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from qualified contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

DISTRIBUTION OF THE CONTRACTS

Allstate Life Financial Services, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Act of 1934 and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid to registered representatives may vary, but in aggregate are not anticipated to exceed 6% of any purchase payment. In addition, under certain circumstances, certain sellers of the Contracts may be paid persistency bonuses which will take into account, among other things, the length of time purchase payments have been held under a Contract, and Contract Values. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. These commissions are intended to cover distribution expenses.

The underwriting agreement with ALFS provides for indemnification by the Company, to the principal underwriter, for liability to Owners arising out of services rendered or Contracts issued.

VOTING RIGHTS

The Owner or anyone with a voting interest in the Sub-account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Funds. The Company will solicit and cast each vote according to the procedures set up by the Funds and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast.

Before the Payout Start Date, the Owner holds the voting interest in the Sub-account of the Variable Account (the number of votes for the Owner will be determined by dividing the Contract Value attributable to a Sub-account by the net asset value per share of the applicable eligible portfolio).

After the Payout Start Date, the person receiving income payments has the voting interest. After the Payout Start Date, the votes decrease as income payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-account by the net asset value per share of the corresponding eligible portfolio.

SELECTED FINANCIAL DATA

The following selected financial data for the Company should be read in conjunction with the financial statements and notes thereto included in this prospectus beginning on page F-1.

GLENBROOK LIFE AND ANNUITY COMPANY
SELECTED FINANCIAL DATA
(IN THOUSANDS)

YEAR-END FINANCIAL DATA                                 1996          1995         1994        1993      1992(1)
--------------------------------------------------  ------------  ------------  ----------  ----------  ---------
For The Years Ended December 31:
  Income Before Income Tax Expense................  $      3,774  $      4,455  $    2,017  $      836  $     337
  Net Income......................................         2,435         2,879       1,294         529        212
As of December 31:
  Total Assets....................................     2,404,770     1,409,705     750,245     169,361     12,183

------------

(1) For the period from April 1, 1992 (date of acquisition) to December 31,
1992.

Effective December 31, 1993 the Company adopted Statement of Financial Accounting Standard ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Under SFAS No. 115, fixed income securities classified as available for sale are carried at fair value. The net effect of adoption of this SFAS increased shareholder's equity at December 31, 1993 by $693 thousand and did not have a material impact on net income.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF
FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The following discussion highlights significant factors influencing results of operations and financial position of Glenbrook Life and Annuity Company (the "Company"). It should be read in conjunction with the financial statements and related notes.

The Company, which is wholly owned by Allstate Life Insurance Company ("ALIC"), markets life insurance contracts and annuity products through banks and broker-dealers.

The Company and ALIC entered into a reinsurance agreement effective on June 5, 1992. All business issued subsequent to that date is ceded to ALIC. Life insurance in force prior to that date is ceded to non-affiliated reinsurers. The Company's results of operations relate to the investment of those assets of the Company that are not transferred to ALIC under the reinsurance agreement.

Separate Account assets and liabilities are carried at fair value in the statements of financial position. The Separate Account investment portfolios were initially funded with a $10.0 million seed money contribution from the Company in 1995. Investment income and realized gains and losses of the Separate Accounts, other than the portion related to the Company's participation, accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations.

RESULTS OF OPERATIONS

                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
                                                                                          ($ IN THOUSANDS)
Net investment income............................................................  $   3,774  $   3,996  $   2,017
                                                                                   ---------  ---------  ---------
Realized capital gains, after tax................................................  $      --  $     298  $      --
                                                                                   ---------  ---------  ---------
Net income.......................................................................  $   2,435  $   2,879  $   1,294
                                                                                   ---------  ---------  ---------
Fixed income securities, at amortized cost.......................................  $  46,925  $  44,112  $  51,527
                                                                                   ---------  ---------  ---------


Net income decreased by $444 thousand or 15.4% in 1996 to $2.4 million due to decreases in net investment income and realized capital gains. The $1.6 million increase in net income in 1995 reflects the increase in net investment income and realized capital gains.


As a result of the reinsurance agreement, the Company's results of operations include only investment income earned on its investment portfolio. Net investment income in 1996 decreased 5.6% or $222 thousand to $3.8 million compared to $4.0 million in 1995. The decrease reflects the impact of the Company's $10.0 million original investment in the variable funds of the Separate Account, whose assets are invested predominantly in equity securities. The dividend yield on the variable funds is significantly below the level of interest earned on fixed income securities in which the $10.0 million was invested prior to the fourth quarter of 1995. This decrease in income was partially offset by additional investment income earned on the higher base of investments arising from positive cash flows from operating activities in 1996. Net investment income increased $2.0 million in 1995 due to an increased level of investments and a $40.0 million capital contribution received from ALIC in the third quarter of 1994.

Realized capital gains after tax of $298 thousand in 1995 were the result of sales of investments to fund the Company's participation in the Separate Accounts.

FINANCIAL POSITION


                                                                                            1996          1995
                                                                                        ------------  ------------
                                                                                             ($ IN THOUSANDS)
Fixed income securities, at fair value................................................  $     49,389  $     48,815
                                                                                        ------------  ------------
Short-term investments................................................................  $      1,287  $      2,102
                                                                                        ------------  ------------
Separate Account assets...............................................................  $    272,420  $     15,578
                                                                                        ------------  ------------
Contractholder funds..................................................................  $  2,060,419  $  1,340,925
                                                                                        ------------  ------------
Reinsurance recoverable from ALIC.....................................................  $  2,060,419  $  1,340,925
                                                                                        ------------  ------------
Separate Account liabilities..........................................................  $    260,290  $      5,048
                                                                                        ------------  ------------

The Company's fixed income securities portfolio consists of publicly traded corporate bonds, mortgage-backed securities and U.S. government bonds. The Company generally holds its fixed income securities for the long term, but has classified all of these securities as available for sale to allow maximum flexibility in portfolio management. At December 31, 1996, net unrealized capital gains on the fixed income securities portfolio totaled $4.3 million compared to $5.2 million as of December 31, 1995. The decrease in the unrealized gain position is primarily attributable to rising interest rates, partially offset by an increase in unrealized gains on the Company's participation in the Separate Account.

All of the Company's fixed income securities portfolio is rated investment grade, with a National Association of Insurance Commissioners ("NAIC") rating of 1 or a Moody's rating of Aaa, Aa or A.

At December 31, 1996 and 1995, $16.4 million and $19.2 million, respectively, of the fixed income portfolio were invested in mortgage-backed securities ("MBS"). At December 31, 1996, all of the MBS were investment grade and have underlying collateral that is guaranteed by U.S. government entities.

MBS, however, are subject to interest rate risk as the duration and ultimate realized yield are affected by the rate of repayment of the underlying mortgages. The Company attempts to limit interest rate risk by purchasing MBS whose cost does not significantly exceed par value, and with repayment protection to provide a more certain cash flow to the Company. At December 31, 1996, the amortized cost of the MBS portfolio was below par value by $402 thousand.

The Company closely monitors its fixed income portfolio for declines in value that are other than temporary. Securities are placed on non-accrual status when they are in default or when the receipt of interest payments is in doubt.

The Company's short-term investment portfolio was $1.3 million and $2.1 million at December 31, 1996 and 1995, respectively. The Company invests all available cash balances in taxable and tax-exempt short-term securities having a final maturity date or redemption date of one year or less.

During 1996, contractholder funds and amounts recoverable from ALIC under the reinsurance agreement increased by $719.5 million. The increases resulted from sales of the Company's flexible premium deferred annuities, interest credited to contractholders, and sales of single premium life insurance policies, partially offset by surrenders, withdrawals and death benefits. Reinsurance recoverable from ALIC relates to contract benefit obligations ceded to ALIC.

Separate Account assets increased by $256.8 million and Separate Account liabilities increased by $255.2 million as compared with December 31, 1995. The increases were attributable to increased sales of flexible premium deferred variable annuity contracts and the favorable investment performance of the Separate Account investment portfolios, partially offset by variable annuity contract charges, surrenders and withdrawals.

LIQUIDITY AND CAPITAL RESOURCES

ALIC authorized a $20.0 million capital contribution to the Company in 1996, which the Company received in January 1997.

Under the terms of intercompany reinsurance agreements, assets of the Company that relate to insurance in force, excluding Separate Account assets, are transferred to ALIC, which maintains the investment portfolios supporting the Company's products.

The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance risk, business risk, asset risk and interest rate risk. At December 31, 1996, RBC for the Company was significantly above a level that would require regulatory action.

PENDING ACCOUNTING STANDARD

In June 1996, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers of Financial Assets and Extinguishments of Liabilities." This standard distinguishes between transfers of financial assets as sales versus financing transactions based upon relinquishment of control and addresses the accounting for securitizations, securities lending, repurchase agreements and insubstance defeasance transactions. The requirements of this statement that were effective on January 1, 1997 were adopted and are not expected to have a material impact on the results of operations or financial position of the Company.

COMPETITION

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities competing in the sale of insurance and annuities. There are approximately 1,700 stock, mutual and other types of insurers in business in the United States. Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of the Company. A.M. Best Company also assigns the Company the rating of A+(r) because the Company automatically reinsures all business with Allstate Life. Standard & Poor's Insurance Rating Services assigns AA+ (Excellent) to the Company's claims-paying ability and Moody's assigns an Aa3 (Excellent) financial stability rating to the Company. The Company shares the same ratings of its parent, Allstate Life Insurance Company. These ratings do not relate to the investment performance of the Variable Account.

EMPLOYEES

As of December 31, 1996, Glenbrook Life and Annuity Company had approximately 123 employees at its home office in Northbrook, Illinois.

PROPERTIES


The Company occupies office space provided by Allstate Insurance Company in Northbrook, Illinois. Expenses associated with these offices are allocated on a direct and indirect basis to the Company.


STATE AND FEDERAL REGULATION

The insurance business of the Company is subject to comprehensive and detailed regulation and supervision throughout the United States.

The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

Under insurance guaranty fund law, in most states, insurers doing business therein can be assessed up to prescribed limits for contract owner losses incurred as a result of company insolvencies. The amount of any future assessments on the Company under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

In addition, several states, including Illinois, regulate affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such laws, intercompany transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance and pension rates and benefits.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY

The directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

LOUIS G. LOWER, II, 51, Chief Executive Officer and Chairman of the Board
(1995)*

Also Director (1986-Present) and Senior Vice President (1995-Present) of Allstate Insurance Company; Director (1991-Present) of Allstate Life Financial Services, Inc.; Director (1986-Present) and President (1990-Present) Allstate Life Insurance Company; Director (1983-Present) and Chairman of the Board (1990-Present) of Allstate Life Insurance Company of New York; Director (1990-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present), Chairman of the Board of Directors and President (1990-1995) of Glenbrook Life Insurance Company; Director and Chairman of the Board (1995-Present) of Laughlin Group Holdings, Inc.; Director and Chairman of the Board of Directors and Chief Executive Officer (1989-Present) Lincoln Benefit Life Company; Director (1986-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present) of Northbrook Life Insurance Company; and Chairman of the Board of Directors and Chief Executive Officer (1995-Present) Surety Life Insurance Company.

PETER H. HECKMAN, 51, President, Chief Operating Officer and Director (1996)*

Also Director and Vice President (1988-Present) of Allstate Life Insurance Company; Director (1990-1996), Vice President (1989-Present), Allstate Life Insurance Company of New York; Director (1991-1993) of Allstate Life Financial Services, Inc.; Director (1990-Present), President and Chief Operating Officer (1996-Present), and Vice President (1990-1996), Glenbrook Life Insurance Company; Director (1995-Present) and Vice Chairman of the Board (1996-Present) Laughlin Group Holdings, Inc.; Director (1990-Present) and Vice Chairman of the Board (1996-Present) Lincoln Benefit Life Company; Director (1988-Present) President and Chief Operating Officer (1996-Present), and was Vice President (1989-1996), Northbrook Life Insurance Company; and Director (1995-Present) and Vice Chairman of the Board (1996-Present) Surety Life Insurance Company.


MICHAEL J. VELOTTA, 51, Vice President, Secretary, General Counsel, and Director
(1992)*


Also Director and Secretary (1993-Present) of Allstate Life Financial Services, Inc.; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company of New York; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Glenbrook Life Insurance Company; Director and Secretary (1995-Present) Laughlin Group Holdings, Inc.; Director (1992-Present) and Assistant Secretary (1995-Present) Lincoln Benefit Life Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Northbrook Life Insurance Company; and Director and Assistant Secretary (1995-Present) Surety Life Insurance Company.

JOHN R. HUNTER, 41, Director (1996)*

Also Assistant Vice President (1990-Present) Allstate Life Insurance Company; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1996-Present) Glenbrook Life Insurance Company; and Director (1994-Present) and Assistant Vice President (1990-Present) Northbrook Life Insurance Company.

G. CRAIG WHITEHEAD, 50, Senior Vice President and Director (1995)*

Also Assistant Vice President (1991-Present) Allstate Life Insurance Company; Director (1994-Present) Assistant Vice President (1991-Present) Glenbrook Life Insurance Company; Assistant Vice President (1992-Present) Secretary (1995) Glenbrook Life and Annuity Company; Director (1995-Present) Laughlin Group Holdings, Inc.

MARLA G. FRIEDMAN, 43, Vice President (1996)*

Also Director (1991-Present) and Vice President (1988-Present) Allstate Life Insurance Company; Director (1993-1996) Allstate Life Financial Services, Inc.; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1991-1996), President and Chief Operating Officer

(1995-1996) and Vice President (1990-1995) and (1996-Present) Glenbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) Laughlin Group Holdings, Inc.; and Director (1989-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) Northbrook Life Insurance Company.

KEVIN R. SLAWIN, 39, Vice President (1996)*

Also Assistant Vice President and Assistant Treasurer (1995-1996) Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Financial Services, Inc.; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company of New York; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Glenbrook Life Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Laughlin Group Holdings, Inc.; Director (1996-Present) Lincoln Benefit Life Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Northbrook Life Insurance Company; Director (1996-Present) Surety Life Insurance Company; and Assistant Treasurer and Director (1994-1995) Sears Roebuck and Co.; and Treasurer and First Vice President (1986-1994) Sears Mortgage Corporation.

CASEY J. SYLLA, 53, Chief Investment Officer (1995)*

Also Director (1995-Present ) Senior Vice President and Chief Investment Officer (1995-Present) Allstate Insurance Company; Director (1995-Present) Chief Investment Officer (1995-Present) Allstate Life Insurance Company; Chief Investment Officer (1995-Present) Allstate Life Insurance Company of New York; Chief Investment Officer (1995-Present) Glenbrook Life Insurance Company; and Director and Chief Investment Officer (1995-Present) Northbrook Life Insurance Company. Prior to 1995 he was Senior Vice President and Executive Officer-Investments (1992-1995) of Northwestern Mutual Life Insurance Company.

JAMES P. ZILS, 46, Treasurer (1995)*


Also Vice President and Treasurer (1995-Present) Allstate Insurance Company; Treasurer (1995-Present) Allstate Life Financial Services, Inc.; Treasurer (1995-Present) Allstate Life Insurance Company; Treasurer (1995-Present) Allstate Life Insurance Company of New York; Treasurer (1995-Present) Glenbrook Life Insurance Company; Treasurer (1995-Present) Laughlin Group Holdings, Inc.; and Treasurer (1995-Present) Northbrook Life Insurance Company. From 1993 to 1995, he was Vice President of Allstate Life Insurance Company. Prior to 1993, he held various management positions.


* Date elected to current office.

EXECUTIVE COMPENSATION

Executive officers of the Company also serve as officers of Allstate Life and receive no compensation directly from the Company. Some of the officers also serve as officers of other companies affiliated with the Company. Allocations have been made as to each individual's time devoted to his or her duties as an executive officer of the Company. However, no officer's compensation allocated to the Company exceeded $100,000 in 1996. The allocated cash compensation of all officers of the Company as a group for services rendered in all capacities to the Company during 1996 totaled $3,965.52. Directors of the Company receive no compensation in addition to their compensation as employees of the Company.

Shares of the Company and Allstate Life are not directly owned by any director or officer of the Company. The percentage of shares of The Allstate Corporation beneficially owned by any director, and by all directors and officers of the Company as a group, does not exceed one percent of the class outstanding.

                           SUMMARY COMPENSATION TABLE
                       (ALLSTATE LIFE INSURANCE COMPANY)

                                                                                     LONG TERM COMPENSATION
                                                                       --------------------------------------------------
                                                                                AWARDS
                                                                       ------------------------          PAYOUTS
                                          ANNUAL COMPENSATION                           (G)      ------------------------
                                  -----------------------------------               SECURITIES
                                                             (E)           (F)      UNDERLYING      (H)          (I)
         (A)                         (C)        (D)     OTHER ANNUAL   RESTRICTED    OPTIONS/      LTIP       ALL OTHER
NAME AND PRINCIPAL        (B)      SALARY      BONUS    COMPENSATION      STOCK        SARS       PAYOUTS   COMPENSATION
POSITION                 YEAR        ($)        ($)           $         AWARD(S)        (#)         ($)          ($)
---------------------  ---------  ---------  ---------  -------------  -----------  -----------  ---------  -------------
Louis G. Lower, II...       1996  $ 436,800  $ 246,781    $  10,246             0    $  18,258           0    $   5,250(1)
 Chief Executive
 Officer and                1995  $ 416,000  $ 266,175    $  17,044     $ 199,890    $ 131,997   $ 411,122    $   5,250(1)
 Chairman                   1994  $ 389,050  $  43,973    $  26,990     $ 170,660          N/A           0    $   1,890(1)

---------------

(1) Amount received by Mr. Lower which represents the value allocated to his account from employer contributions under The Savings and Profit Sharing Fund of Allstate Employees and prior to 1996, The Profit Sharing Fund and to its predecessor, The Savings and Profit Sharing Fund of Sears employees.

LEGAL PROCEEDINGS

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company.

EXPERTS

The financial statements of the Variable Account incorporated by reference in this prospectus, and the financial statements and financial statement schedule of the Company included in this prospectus have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601-6779, independent auditors, as stated in their reports appearing herein and incorporated by reference in this prospectus, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Routier and Johnson, P.C., of Washington, D.C. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

                          INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company") as of December 31, 1996 and 1995, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1996. Our audits also included Schedule IV -- Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV -- Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

February 21, 1997

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                               DECEMBER 31,
                                                                                        --------------------------
                                                                                            1996          1995
                                                                                        ------------  ------------
                                                                                             ($ IN THOUSANDS)
ASSETS
  Investments
    Fixed income securities, at fair value (amortized cost $46,925 and $44,112).......  $     49,389  $     48,815
    Short-term........................................................................         1,287         2,102
                                                                                        ------------  ------------
        Total investments.............................................................        50,676        50,917
  Reinsurance recoverable from Allstate Life Insurance Company........................     2,060,419     1,340,925
  Cash................................................................................            --           264
  Net receivable from affiliates......................................................        19,206            --
  Other assets........................................................................         2,049         2,021
  Separate Accounts...................................................................       272,420        15,578
                                                                                        ------------  ------------
        Total assets..................................................................  $  2,404,770  $  1,409,705
                                                                                        ------------  ------------
                                                                                        ------------  ------------
LIABILITIES
  Contractholder funds................................................................  $  2,060,419  $  1,340,925
  Income taxes payable................................................................           653         1,637
  Deferred income taxes...............................................................         1,528         1,828
  Net payable to affiliates...........................................................            --           255
  Separate Accounts...................................................................       260,290         5,048
                                                                                        ------------  ------------
        Total liabilities.............................................................     2,322,890     1,349,693
                                                                                        ------------  ------------
SHAREHOLDER'S EQUITY
  Common stock, $500 par value, 4,200 shares authorized, issued, and outstanding......         2,100         2,100
  Additional capital paid-in..........................................................        69,641        49,641
  Unrealized net capital gains........................................................         2,790         3,357
  Retained income.....................................................................         7,349         4,914
                                                                                        ------------  ------------
        Total shareholder's equity....................................................        81,880        60,012
                                                                                        ------------  ------------
        Total liabilities and shareholder's equity....................................  $  2,404,770  $  1,409,705
                                                                                        ------------  ------------
                                                                                        ------------  ------------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                    -------------------------------
                                                                                      1996       1995       1994
                                                                                    ---------  ---------  ---------
                                                                                           ($ IN THOUSANDS)
REVENUES
  Net investment income...........................................................  $   3,774  $   3,996  $   2,017
  Realized capital gains and losses...............................................         --        459         --
                                                                                    ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE..................................................      3,774      4,455      2,017
INCOME TAX EXPENSE................................................................      1,339      1,576        723
                                                                                    ---------  ---------  ---------
NET INCOME........................................................................  $   2,435  $   2,879  $   1,294
                                                                                    ---------  ---------  ---------
                                                                                    ---------  ---------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY


                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
                                                                                          ($ IN THOUSANDS)
COMMON STOCK.....................................................................  $   2,100  $   2,100  $   2,100
                                                                                   ---------  ---------  ---------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year.......................................................     49,641     49,641      9,641
  Capital contributions..........................................................     20,000         --     40,000
                                                                                   ---------  ---------  ---------
Balance, end of year.............................................................     69,641     49,641     49,641
                                                                                   ---------  ---------  ---------
UNREALIZED NET CAPITAL GAINS
Balance, beginning of year.......................................................      3,357     (1,118)       693
  Net (decrease) increase........................................................       (567)     4,475     (1,811)
                                                                                   ---------  ---------  ---------
Balance, end of year.............................................................      2,790      3,357     (1,118)
                                                                                   ---------  ---------  ---------
RETAINED INCOME
Balance, beginning of year.......................................................      4,914      2,035        741
  Net income.....................................................................      2,435      2,879      1,294
                                                                                   ---------  ---------  ---------
Balance, end of year.............................................................      7,349      4,914      2,035
                                                                                   ---------  ---------  ---------
    Total shareholder's equity...................................................  $  81,880  $  60,012  $  52,658
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------


                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                ----------------------------------
                                                                                   1996        1995        1994
                                                                                ----------  ----------  ----------
                                                                                         ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income..................................................................  $    2,435  $    2,879  $    1,294
  Adjustments to reconcile net income to net cash provided by operating activities
    Change in deferred income taxes...........................................           4         (39)         71
    Realized capital gains and losses.........................................          --        (459)         --
    Changes in other operating assets and liabilities.........................        (510)      1,217        (251)
                                                                                ----------  ----------  ----------
      Net cash provided by operating activities...............................       1,929       3,598       1,114
                                                                                ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Fixed income securities
    Proceeds from sales.......................................................          --       7,836          --
    Investment collections....................................................       2,891       1,568         649
    Investment purchases......................................................      (5,667)     (1,491)    (42,729)
  Participation in Separate Accounts..........................................        (232)    (10,069)         --
  Change in short-term investments, net.......................................         815      (1,178)        667
                                                                                ----------  ----------  ----------
      Net cash used in investing activities...................................      (2,193)     (3,334)    (41,413)
                                                                                ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contribution........................................................          --          --      40,000
                                                                                ----------  ----------  ----------
      Net cash provided by financing activities...............................          --          --      40,000
                                                                                ----------  ----------  ----------
NET (DECREASE) INCREASE IN CASH...............................................        (264)        264        (299)
CASH AT BEGINNING OF YEAR.....................................................         264          --         299
                                                                                ----------  ----------  ----------
CASH AT END OF YEAR...........................................................  $       --  $      264  $       --
                                                                                ----------  ----------  ----------
                                                                                ----------  ----------  ----------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Noncash financing activity:
  Capital contribution receivable from Allstate Life Insurance Company........  $   20,000  $       --  $       --
                                                                                ----------  ----------  ----------
                                                                                ----------  ----------  ----------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.  GENERAL

BASIS OF PRESENTATION

The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1996 presentation, certain items in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

The Company markets interest-sensitive life insurance and various annuity products in the United States through banks and broker-dealers. Annuities include deferred annuities, such as variable annuities and fixed rate flexible premium annuities. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts.

Annuity and life insurance contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured with ALIC (see Note
3), which invests premiums and deposits to create cash flows that will fund future benefits and expenses. In order to support competitive credited rates, ALIC adheres to a basic philosophy of matching assets with related liabilities to limit interest rate risk, while maintaining adequate liquidity and a prudent and diversified level of credit risk.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation which would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.

The Company is authorized to sell life and annuity products in all states except New York, as well as the District of Columbia. The top geographic locations for statutory premiums earned are Florida, California, Pennsylvania, Michigan, Oregon, Texas and Georgia for the year ended December 31, 1996. No other jurisdiction accounted for more than 5% of statutory premiums. All premiums and contract charges are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

Short-term investments are carried at cost which approximates fair value.

Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

RECOGNITION OF PREMIUM REVENUE AND CONTRACT CHARGES

Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on annuities, which are considered investment contracts, include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances.

REINSURANCE

The Company and ALIC entered into a reinsurance agreement effective on June 5, 1992. All business issued subsequent to that date is ceded to ALIC. Life insurance in force prior to that date is ceded to non-affiliated reinsurers. Contract charges and credited interest are ceded and shown net of such cessions in the statements of operations. Under the reinsurance agreement with ALIC, all premiums and deposits are transferred to ALIC. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under the reinsurance agreement. Reinsurance recoverable and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

INCOME TAXES

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.


SEPARATE ACCOUNTS


During 1995, the Company began issuing flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and shown in the accompanying statements of financial position as assets and liabilities of the Separate Accounts (Glenbrook Life and Annuity Company Variable Annuity Account and Glenbrook Life and Annuity Company Separate Account
A), unit investment trusts registered with the Securities and Exchange
Commission.

Assets of the Separate Accounts, including the Company's ownership interest ("Participation"), are invested in funds of management investment companies and are carried at fair value. Unrealized gains and losses on the Company's Participation, net of deferred income taxes, is shown as a component of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

shareholder's equity. Investment income and realized capital gains and losses arising from the Participation are included in the Company's statements of operations. At December 31, 1996 and 1995, the Participation amounted to $12,130 and $10,530, respectively. The Company intends to liquidate its Participation during 1997.

Investment income and realized capital gains and losses of the Separate Accounts, other than the portion related to the Participation, accrue directly to the contractholders and, therefore, are not included in the accompanying statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges, which are ceded to ALIC.

CONTRACTHOLDER FUNDS

Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Credited interest rates on contractholder funds ranged from 3.15% to 7.45% for those contracts with fixed interest rates and from 4.25% to 7.90% for those with flexible rates during 1996.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE

Contract charges ceded to ALIC under reinsurance agreements were $4,254, $1,523 and $409 in 1996, 1995, and 1994, respectively. Credited interest, policy benefits and expenses ceded to ALIC amounted to $113,703, $71,905, and $26,177 in 1996, 1995, and 1994, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

BUSINESS OPERATIONS

The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $759, $348 and $271 in 1996, 1995 and 1994, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)


3.  RELATED PARTY TRANSACTIONS (CONTINUED)

LAUGHLIN GROUP

Laughlin Group, Inc. ("Laughlin") is an indirect wholly owned subsidiary of ALIC. Laughlin markets certain of the Company's flexible premium deferred variable annuity contracts and flexible premium deferred fixed annuity contracts. Sales commissions paid to Laughlin and ceded to ALIC were $8,623 during 1996 and $3,439 subsequent to the Laughlin acquisition in September 1995. The Company had a receivable of $850 from Laughlin at December 31, 1996, which is included in net receivable from affiliates in the statements of financial position.

4.  INVESTMENTS

FAIR VALUES

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                                                         GROSS UNREALIZED
                                                                          AMORTIZED   ----------------------    FAIR
                                                                            COST        GAINS     (LOSSES)      VALUE
                                                                         -----------  ---------  -----------  ---------
AT DECEMBER 31, 1996
U.S. government and agencies...........................................   $  24,265   $   1,722   $      (3)  $  25,984
Corporate..............................................................       6,970          96         (15)      7,051
Mortgage-backed securities.............................................      15,690         664          --      16,354
                                                                         -----------  ---------         ---   ---------
  Total................................................................   $  46,925   $   2,482   $     (18)  $  49,389
                                                                         -----------  ---------         ---   ---------
                                                                         -----------  ---------         ---   ---------

AT DECEMBER 31, 1995
U.S. government and agencies...........................................   $  24,722   $   3,470   $      --   $  28,192
Corporate..............................................................       1,304         120          --       1,424
Mortgage-backed securities.............................................      18,086       1,113          --      19,199
                                                                         -----------  ---------         ---   ---------
  Total................................................................   $  44,112   $   4,703   $      --   $  48,815
                                                                         -----------  ---------         ---   ---------
                                                                         -----------  ---------         ---   ---------

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities at December 31, 1996 are as follows:

                                                                                              AMORTIZED     FAIR
                                                                                                COST        VALUE
                                                                                             -----------  ---------
Due in one year or less....................................................................   $      --   $      --
Due after one year through five years......................................................          --          --
Due after five years through ten years.....................................................      22,395      23,325
Due after ten years........................................................................       8,840       9,710
                                                                                             -----------  ---------
                                                                                                 31,235      33,035
Mortgage-backed securities.................................................................      15,690      16,354
                                                                                             -----------  ---------
  Total....................................................................................   $  46,925   $  49,389
                                                                                             -----------  ---------
                                                                                             -----------  ---------

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)


4.  INVESTMENTS (CONTINUED)

NET INVESTMENT INCOME

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                         1996       1995       1994
                                                                                       ---------  ---------  ---------
Fixed income securities..............................................................  $   3,478  $   3,850  $   1,984
Short-term...........................................................................        126        113         48
Participation in Separate Accounts...................................................        232         69         --
                                                                                       ---------  ---------  ---------
Investment income, before expense....................................................      3,836      4,032      2,032
Investment expense...................................................................         62         36         15
                                                                                       ---------  ---------  ---------
Net investment income................................................................  $   3,774  $   3,996  $   2,017
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

PROCEEDS FROM SALES OF FIXED INCOME SECURITIES AND REALIZED CAPITAL GAINS

There were no sales of investments in 1996 or 1994. In 1995, proceeds from sales of investments in fixed income securities were $7,836. These sales resulted in gross realized gains of $459 and related income taxes of $161.

UNREALIZED NET CAPITAL GAINS AND LOSSES

Unrealized net capital gains and losses on fixed income securities and the Company's participation in the Separate Accounts included in shareholder's equity at December 31, 1996 are as follows:

                                                                                  AMORTIZED     FAIR     UNREALIZED
                                                                                    COST        VALUE     NET GAINS
                                                                                 -----------  ---------  -----------
Fixed income securities........................................................   $  46,925   $  49,389   $   2,464
Participation in Separate Accounts.............................................      10,301      12,130       1,829
                                                                                 -----------  ---------  -----------
  Total........................................................................   $  57,226   $  61,519       4,293
                                                                                 -----------  ---------
                                                                                 -----------  ---------
Deferred income taxes..........................................................                              (1,503)
                                                                                                         -----------
Unrealized net capital gains...................................................                           $   2,790
                                                                                                         -----------
                                                                                                         -----------

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                    -------------------------------
                                                                                      1996       1995       1994
                                                                                    ---------  ---------  ---------
Fixed income securities...........................................................  $  (2,239) $   6,423  $  (2,786)
Participation in Separate Accounts................................................      1,368        461         --
Deferred income taxes.............................................................        304     (2,409)       975
                                                                                    ---------  ---------  ---------
Change in unrealized net capital gains and losses.................................  $    (567) $   4,475  $  (1,811)
                                                                                    ---------  ---------  ---------
                                                                                    ---------  ---------  ---------

SECURITIES ON DEPOSIT

At December 31, 1996, fixed income securities with a carrying value of $9,105 were on deposit with regulatory authorities as required by law.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

5.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's assets (including reinsurance recoverable) and liabilities (including deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

FINANCIAL ASSETS

                                                                                   AT DECEMBER 31,
                                                                     --------------------------------------------
                                                                              1996                   1995
                                                                     ----------------------  --------------------
                                                                      CARRYING               CARRYING     FAIR
                                                                       VALUE     FAIR VALUE    VALUE      VALUE
                                                                     ----------  ----------  ---------  ---------
Fixed income securities............................................  $   49,389  $   49,389  $  48,815  $  48,815
Short-term investments.............................................       1,287       1,287      2,102      2,102
Separate Accounts..................................................     272,420     272,420     15,578     15,578

Fair values for fixed income securities are based on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Assets of the Separate Accounts are carried in the statements of financial position at fair value.

FINANCIAL LIABILITIES

                                                                              AT DECEMBER 31,
                                                           ------------------------------------------------------
                                                                      1996                        1995
                                                           --------------------------  --------------------------
                                                             CARRYING                    CARRYING
                                                              VALUE       FAIR VALUE      VALUE       FAIR VALUE
                                                           ------------  ------------  ------------  ------------
Contractholder funds on investment contracts.............  $  2,059,642  $  1,949,329  $  1,340,925  $  1,282,248
Separate Accounts........................................       260,290       260,290         5,048         5,048

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Account liabilities are carried at the fair value of the underlying assets.

6.  INCOME TAXES

The Company will file a separate federal income tax return and is not a party to any tax sharing agreements in the current tax year.

Prior to the Distribution, the Corporation and all of its domestic subsidiaries including the Company (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company,

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)


6.  INCOME TAXES (CONTINUED)

through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.

The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.

The Company will be eligible for inclusion in the consolidated federal income tax return of the Corporation and its subsidiaries in 1997.

The components of the deferred income tax liability at December 31, 1996 and 1995 are as follows:

                                                                                                   AT DECEMBER 31,
                                                                                                 --------------------
                                                                                                   1996       1995
                                                                                                 ---------  ---------
Unrealized net capital gains on fixed income securities........................................  $   1,503  $   1,807
Difference in tax bases of investments.........................................................         25         21
                                                                                                 ---------  ---------
  Total deferred liability.....................................................................  $   1,528  $   1,828
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

The components of income tax expense are as follows:

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                         -------------------------------
                                                                                           1996       1995       1994
                                                                                         ---------  ---------  ---------
Current................................................................................  $   1,335  $   1,615  $     652
Deferred...............................................................................          4        (39)        71
                                                                                         ---------  ---------  ---------
  Total income tax expense.............................................................  $   1,339  $   1,576  $     723
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------

The Company paid income taxes of $2,597, $874 and $57 in 1996, 1995 and 1994, respectively. The Company had income taxes payable of $653 and $1,637 at December 31, 1996 and 1995, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                ($ IN THOUSANDS)


7.  STATUTORY FINANCIAL INFORMATION

The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                                                 NET INCOME
                                                                                       -------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                         1996       1995       1994
                                                                                       ---------  ---------  ---------
Balance per generally accepted accounting principles.................................  $   2,435  $   2,879  $   1,294
  Deferred income taxes..............................................................          4        (39)        71
  Unrealized gain on participation in Separate Accounts..............................      1,368         --         --
  Non-admitted assets and statutory reserves.........................................        (50)      (171)       (80)
                                                                                       ---------  ---------  ---------
Balance per statutory accounting practices...........................................  $   3,757  $   2,669  $   1,285
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                                                                              SHAREHOLDER'S EQUITY
                                                                                              --------------------
                                                                                                AT DECEMBER 31,
                                                                                              --------------------
                                                                                                1996       1995
                                                                                              ---------  ---------
Balance per generally accepted accounting principles........................................  $  81,880  $  60,012
  Deferred income taxes.....................................................................      1,528      1,828
  Unrealized gain/loss on fixed income securities...........................................     (2,464)    (4,703)
  Non-admitted assets and statutory reserves................................................     (3,751)    (1,419)
  Other.....................................................................................     (1,499)    (1,413)
                                                                                              ---------  ---------
Balance per statutory accounting practices..................................................  $  75,694  $  54,305
                                                                                              ---------  ---------
                                                                                              ---------  ---------

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Illinois Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

DIVIDENDS

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1997 without prior approval of the Illinois Department of Insurance is $7,359.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1996
Life insurance in force..............................................................  $   2,436  $   2,436  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $   4,254  $   4,254  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------


                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $   6,571  $   6,571  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1994
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $     409  $     409  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                   APPENDIX A
                            MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

 I = the Interest Crediting Rate for that Sub-account

N = the number of whole and partial years from the date we receive the transfer, withdrawal, or death benefit request, or from the Payout Start Date to the end of the Sub-account's Guarantee Period; and

 J = the current interest crediting rate offered for a Guarantee Period or length N on the date we determine the Market Value Adjustment.

     J will be determined by a linear interpolation between the current interest rates for the next higher and lower integral years. For purposes of interpolation, current interest rates for Guarantee Periods not available under this Contract will be calculated in a manner consistent with those which are available.

The Market Value Adjustment factor is determined from the following formula:

 .9 X (I--J)* N

Any transfer, withdrawal, or death benefit paid from a Sub-account of the Guaranteed Maturity Amount Fixed Account will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                                  ILLUSTRATION
                       EXAMPLE OF MARKET VALUE ADJUSTMENT

Purchase Payment:  $10,000
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Surrender:    End of Contract Year 3

    NOTE: This illustration assumes that premium taxes were not applicable.

                 Example 1: (Assumes declining interest rates)

           Step 1: Calculate Account Value at End of Contract Year 3:

                      = 10,000.00 X (1.0450)3 = $11,411.66

                  Step 2: Calculate the Free Withdrawal Amount

                         = .10 X 11,411.66 = $1,141.17

                    Step 3: Calculate the Withdrawal Charge:

                    = .05 X (10,000.00 - 1,141.17) = $442.94

                 Step 4: Calculate the Market Value Adjustment:

I              =      4.5%
J              =      4.2%
                      730 days
N              =      365 days   = 2

                 Market Value Adjustment Factor: .9 X (I-J) X N

                     = .9 X (.045 - .042) X 730/365 = .0054

 Market Value Adjustment = Factor X Amount Subject to Market Value Adjustment:

                          = .0054 X 11,411.66 = $61.62

     Step 4: Calculate The Amount Received by Customers as a Result of Full
                   Withdrawal at the end of Contract Year 3:

                   = 11,411.66 - 442.94 + 61.62 = $11,030.34

                   Example 2: (Assumes rising interest rates)

           Step 1: Calculate Account Value at End of Contract Year 3:


                      = 10,000.00 X (1.045)3 = $11,411.66


                 Step 2: Calculate the Free Withdrawal Amount:


                        = .10 X (11,411.66) = $1,141.17


                    Step 3: Calculate the Withdrawal Charge:

                    = .05 X (10,000.00 - 1,141.17) = $442.94

                 Step 4: Calculate the Market Value Adjustment:

I              =      4.5%
J              =      4.8%
                      730 days
N              =      365 days   = 2

                 Market Value Adjustment Factor: .9 X (I-J) X N

                   = .9 X (.045 - .048) X (730/365) = -.0054

  Market Value Adjustment = Factor X Amount Subject to Market Value Adjustment

                        = -.0054 X $11,411.66 = - $61.62

     Step 4: Calculate The Amount Received by Customers as a Result of Full
                   Withdrawal at the end of Contract Year 3:

                   = 11,411.66 - 442.94 - 61.62 = $10,907.10

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                   PAGE
                                                   -----
Additions, Deletions or Substitutions of
  Investments.................................           3
Reinvestment..................................           3
The Contract..................................           4
  Purchase of Contracts.......................           4
  Performance Data............................           4
  Tax-free Exchanges (1035 Exchanges,
    Rollovers and Transfers)..................           6
  Premium Taxes...............................           6
  Tax Reserves................................           7
Income Payments...............................           7
  Calculation of Annuity Unit Values..........           7
General Matters...............................           8
  Incontestability............................           8
  Settlements.................................           8

                                                   PAGE
                                                   -----
  Safekeeping of the Variable Account's
    Assets....................................           8
Federal Tax Matters...........................           8
  Introduction................................           8
  Taxation of Glenbrook Life and Annuity
    Company...................................           8
  Exceptions to the Non-Natural Owner Rule....           9
  IRS Required Distribution at Death Rules....           9
  Qualified Plans.............................          10
  Types of Qualified Plans....................          10
Sales Commissions.............................          12
Variable Account Financial Statements.........         F-1

ORDER FORM

Please send me a copy of the most recent Statement of Additional Information for the Glenbrook Life and Annuity Company Variable Annuity Account.

-------------------   --------------------------------------
       (Date)                         (Name)
                      --------------------------------------
                                 (Street Address)
                      --------------------------------------
                      (City)              (State)  (Zip Code)

Send to:  Glenbrook Life and Annuity Company
       Post Office Box 94042
       Palatine, Illinois 60094
       Attention: VA Customer Service Unit

                       STATEMENT OF ADDITIONAL INFORMATION

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT

                                   OFFERED BY

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                                 1-800/755-5275

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information supplements the information in the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract offered by Glenbrook Life and Annuity Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. The Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment. The prospectus may be obtained from Glenbrook Life and Annuity Company by writing or calling the address or telephone number listed above.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT

The prospectus, dated May 1, 1997 has been filed with the United States Securities and Exchange Commission.




                                DATED MAY 1, 1997

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Additions, Deletions or Substitutions of Investments . . . . . . . . . . .     3
Reinvestment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
  Purchase of Contracts  . . . . . . . . . . . . . . . . . . . . . . . . .     4
  Performance Data   . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)   . . . . .     6
  Premium Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Tax Reserves . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
Income Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Calculation of Annuity Unit Values   . . . . . . . . . . . . . . . . . .     7
General Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Incontestability   . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Settlements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Safekeeping of the Variable Account's Assets   . . . . . . . . . . . . .     8
Federal Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Introduction   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Taxation of Glenbrook Life and Annuity Company   . . . . . . . . . . . .     8
  Exceptions to the Non-Natural Owner Rule   . . . . . . . . . . . . . . .     9
  IRS Required Distribution at Death Rules   . . . . . . . . . . . . . . .     9
  Qualified Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Types of Qualified Plans   . . . . . . . . . . . . . . . . . . . . . . .    10
Sales Commissions  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
Variable Account Financial Statements  . . . . . . . . . . . . . . . . . .   F-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Sub-account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

The Company may also establish additional Sub-accounts or series of Sub-accounts of the Variable Account. Each additional Sub-account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-accounts offered in conjunction with the Contract will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.


REINVESTMENT

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

THE CONTRACT

PURCHASE OF CONTRACTS

The Contracts are offered to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, Allstate Life Financial Services, Inc., an affiliate of Glenbrook Life and Annuity Company. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.


PERFORMANCE DATA

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-accounts. The performance data for the Sub-accounts (other than for the Federated Prime Money Fund II Sub-account) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its Sub-accounts for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date that the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Sub-accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-accounts.

A Sub-account's "average annual total return" represents an annualization of the Sub-account's total return over a particular period and is computed by finding the annual percentage rate which, when compounded annually, will accumulate a hypothetical $1,000 Purchase Payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Sub-account's operations, if shorter than any of the foregoing. The average annual total return is obtained by dividing the ending redeemable value, after deductions for any Withdrawal Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

The Withdrawal Charges assessed upon redemption are computed as follows: no Withdrawal Charge is assessed on 10% of the Contract Value, as determined on the date of the first withdrawal during the Contract Year. Withdrawal Charges are charged on the amount of redemption equal to the Purchase Payment, reduced by the amount entitled to the 10% exception, if any. The remaining amount of the redemption, if any, is not assessed a Withdrawal Charge. The Withdrawal Charge Schedule specifies rates based on the number of complete years since the Purchase Payment being withdrawn was made. One rate is specified for Purchase Payments made in the current Contract Year, another rate for Purchase Payments made in the prior Contract Year, another rate for Purchase Payments made in the second prior Contract Year, and so on until a rate for Purchase Payments made in the seventh prior Contract Year or prior to it is reached. For a one year total return calculation the second rate, (i.e., the rate for Purchase Payments made in the prior complete year since Purchase Payment being withdrawn was made), is assessed. The Contract Maintenance Charge ($30 per contract) used in the total return calculation is normally prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-accounts. The resulting percentage is then multiplied by the ending Contract Value.

The standard annualized total returns for the Sub-accounts for the period of each Sub-account's operations during 1996 are presented below.


                                                      ONE YEAR    INCEPTION
                                                     (1/1/96 TO  (10/6/95 TO
SUB-ACCOUNT                                           12/31/96)    12/31/96)
-----------                                          ----------  -----------
Investment Grade Bond . . . . . . . . . . . . . .      -5.52%       -1.20%
Capital Growth  . . . . . . . . . . . . . . . . .      14.32%       18.19%
Value Income  . . . . . . . . . . . . . . . . . .       9.60%       14.53%
Mid-Cap Equity  . . . . . . . . . . . . . . . . .       7.21%        9.00%
Federated Prime Money Fund II . . . . . . . . . .        N/A         N/A
International Equity* . . . . . . . . . . . . . .        N/A        -4.96%

* Not annualized. Portfolio commenced operations on November 7, 1996.


OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

The non-standard annualized total returns for the Sub-accounts (not including deduction of the Surrender Charge), for the period of each Sub-account's operations during 1996 are presented below.

                                                      ONE YEAR    INCEPTION
                                                     (1/1/96 TO  (10/6/95 TO
SUB-ACCOUNT                                           12/31/96)    12/31/96)
-----------                                          ----------  -----------
Investment Grade Bond . . . . . . . . . . . . . .       0.90%        3.45%
Capital Growth  . . . . . . . . . . . . . . . . .      22.08%       23.73%
Value Income  . . . . . . . . . . . . . . . . . .      17.04%       19.90%
Mid-Cap Equity  . . . . . . . . . . . . . . . . .      14.49%       14.12%
Federated Prime Money Fund II . . . . . . . . . .       N/A          N/A
International Equity* . . . . . . . . . . . . . .       N/A          1.50%

* Not annualized. Portfolio commenced operations on November 7, 1996.

The Variable Account may also advertise the performance of the Sub-accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company;
(d) Bank Rate Monitor; and (e) Morningstar.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

The Company also accepts "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract which is eligible to "rollover" into an IRA. The Company differentiates among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PREMIUM TAXES

Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

TAX RESERVES

The Company does not establish capital gains tax reserves for the Sub-account nor deduct charges for tax reserves because the Company believes that capital gains attributable to the Variable Account will not be taxable. However, the Company reserves the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



INCOME PAYMENTS

CALCULATION OF VARIABLE ANNUITY UNIT VALUES

The amount of the first Income Payment is calculated by applying the Contract Value allocated to each Variable Sub-account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the Sub-account's then current Annuity Unit value to determine the number of Annuity Units upon which later Income Payments will be based. Variable Annuity Income Payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Sub-account times the then current Annuity Unit value for each respective Sub-account.

Annuity Units in each variable Sub-account are valued separately and Annuity Unit values will depend upon the investment experience of the particular Portfolios in which the Sub-account invests. The value of the Annuity Unit for each variable Sub-account at the end of any Valuation Period is calculated by:
(a) multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Sub-accounts's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first Variable Annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

The amount of the first Income Payment paid under an income plan is determined using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, different annuity tables may be used.

GENERAL MATTERS

INCONTESTABILITY

The Contract will not be contested after it is issued.


SETTLEMENTS

The Contract must be returned to the Company prior to any settlement. Due proof of the Owner(s) death (or Annuitant's death if there is a non-natural Owner) must be received prior to settlement of a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the variable Sub-accounts.

The Funds do not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


FEDERAL TAX MATTERS


INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a

"regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts;
(3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.


TYPES OF QUALIFIED PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE Plans may be structured as a SIMPLE retirement account using an employee's IRA to hold assets as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distribution from the plan.

SALES COMMISSIONS


Commissions paid to registered representatives may vary, but in aggregate are not anticipated to exceed 6.0% of any purchase payment. In addition, under certain circumstances, certain sellers of the Contracts may be paid persistency bonuses which will take into account, among other things, the length of time purchase payments have been held under a Contract, and Contract Values. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. These commissions are intended to cover distribution expenses.

                             INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:


We have audited the accompanying Statement of Net Assets of Glenbrook Life and Annuity Company Variable Annuity Account (the "Account") as of December 31, 1996, the related Statements of Operations and Changes in Net Assets for the year then ended, and the Statement of Changes in Net Assets for the period from October 6, 1995 (date operations commenced) to December 31, 1995, of the Capital Growth, Investment Grade Bond, Mid-Cap Equity, Value Income and International Equity Portfolios of the STI Classic Variable Trust Fund and the Prime Money Portfolio of the Insurance Mangagement Series Fund that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1996, the results of its operations and the changes in net assets for the year then ended, and the changes in net assets for the period from October 6, 1995 (date operations commenced) to December 31, 1995, of each of the portfolios of the funds comprising the Account, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

    Chicago, Illinois
    February 21, 1997

                          GLENBROOK LIFE AND ANNUITY COMPANY
                               VARIABLE ANNUITY ACCOUNT

                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1996
                          (DOLLARS AND SHARES IN THOUSANDS)

ASSETS
Investments in the STI Classic Variable Trust:
  Capital Growth Portfolio 1,928 shares (cost $22,449)                 $  25,186
  Investment Grade Bond Portfolio 800 shares (cost $7,931)                 7,932

  Mid-Cap Equity Portfolio 1,206 shares (cost $12,880)                    14,298

  Value Income Portfolio 2,516 shares (cost $28,757)                      31,220
  International Equity Portfolio 98 shares (cost $980)                       995

Investments in the Insurance Management Series:
  Prime Money Portfolio 5,096 shares (cost $5,096)                         5,096
                                                                       ---------

           Total assets                                                   84,727

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
  Accrued contract maintenance charges                                        24
                                                                       ---------

           Net assets                                                  $  84,703
                                                                       ---------
                                                                       ---------


           Components of net assets:
             Equity of Contractholders                                 $  72,573
             Equity of Glenbrook Life and Annuity Company                 12,130
                                                                       ---------

                  Total components of net assets                       $  84,703
                                                                       ---------
                                                                       ---------

See notes to financial statements.

             GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1996
                                (DOLLARS IN THOUSANDS)

                                                                                                              INSURANCE
                                                                                                              MANAGEMENT
                                                               STI CLASSIC VARIABLE TRUST                      SERIES
                                                ------------------------------------------------------------  ----------  --------
                                                           INVESTMENT
                                                 CAPITAL     GRADE       MID-CAP       VALUE    INTERNATIONAL    PRIME
                                                  GROWTH      BOND        EQUITY      INCOME      EQUITY        MONEY
                                                PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    TOTAL
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------
INVESTMENT INCOME
Dividends                                       $     138  $      315   $       47  $     406  $           1  $      132  $  1,039
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                         (115)        (40)         (68)      (149)            (1)        (34)     (407)
  Administrative expense                              (10)         (3)          (5)       (12)             -          (3)      (33)
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

    Net investment income (loss)                       13         272          (26)       245              -          95       599

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) from sales of
  investments:
  Proceeds from sales                                  43         252           80         26              -      10,447    10,848
  Cost of investments sold                            (40)       (253)         (77)       (25)             -     (10,447)  (10,842)
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

    Net realized gains (losses)                         3          (1)           3          1              -           -         6

CHANGE IN UNREALIZED GAINS (LOSSES)                 2,553         (68)       1,340      2,266             15           -     6,106
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

    Net gains (losses) on investments               2,556         (69)       1,343      2,267             15           -     6,112
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $  2,569  $      203   $    1,317  $   2,512  $          15  $       95  $  6,711
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------


See notes to financial statements.

             GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

                         STATEMENT OF CHANGES IN NET ASSETS
                             YEAR ENDED DECEMBER 31, 1996
               (DOLLARS AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)

                                                                                                              INSURANCE
                                                                                                              MANAGEMENT
                                                               STI CLASSIC VARIABLE TRUST                      SERIES
                                                ------------------------------------------------------------  ----------  --------
                                                           INVESTMENT
                                                 CAPITAL     GRADE        MID-CAP     VALUE    INTERNATIONAL    PRIME
                                                  GROWTH      BOND        EQUITY     INCOME      EQUITY        MONEY
                                                PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    TOTAL
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------
FROM OPERATIONS
Net investment income (loss)                    $      13  $      272   $      (26) $     245  $           -  $       95  $    599
Net realized gains (losses)                             3          (1)           3          1              -           -         6
Net change in unrealized gains (losses)             2,553         (68)       1,340      2,266             15           -     6,106
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

  Change in net assets resulting from operations    2,569         203        1,317      2,512             15          95     6,711

FROM CAPITAL TRANSACTIONS
Deposits                                           13,874       3,421        7,035     17,425            773      20,503    63,031
Benefit payments                                      (13)        (14)           -        (14)             -           -       (41)
Payments on termination                              (226)       (124)        (124)      (284)            (1)        (17)     (776)
Contract maintenance charges                           (8)         (2)          (4)       (10)             -          (2)      (26)
Transfers among the portfolios and with the
  Fixed Account - net                               5,205       1,433        2,661      7,567            207     (16,817)      256
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

  Change in net assets resulting from capital
    transactions                                   18,832       4,714        9,568     24,684            979       3,667    62,444
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

INCREASE IN NET ASSETS                             21,401       4,917       10,885     27,196            994       3,762    69,155

Net assets at beginning of period                   3,778       3,013        3,409      4,015              -       1,333    15,548
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

Net assets at end of period                     $  25,179  $    7,930   $   14,294  $  31,211  $         994  $    5,095  $ 84,703
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------
                                                ---------  ----------   ----------  ---------  -------------  ----------  --------

Net asset value per unit at end of period       $   13.01  $    10.43   $    11.78  $   12.52  $       10.15  $    10.43
                                                ---------  ----------   ----------  ---------  -------------  ----------
                                                ---------  ----------   ----------  ---------  -------------  ----------

Units at end of period                              1,680         507          960      2,239             98         489
                                                ---------  ----------   ----------  ---------  -------------  ----------
                                                ---------  ----------   ----------  ---------  -------------  ----------

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM OCTOBER 6, 1995 (DATE OPERATIONS COMMENCED) TO
DECEMBER 31, 1995
(DOLLARS AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)
-------------------------------------------------------------------------------

                                                                                     INSURANCE
                                                                                     MANAGEMENT
                                                STI CLASSIC VARIABLE TRUST             SERIES
                                      --------------------------------------------   ---------   -------
                                                INVESTMENT
                                      CAPITAL      GRADE     AGGRESSIVE    VALUE       PRIME
                                      GROWTH        BOND       GROWTH      INCOME       MONEY
                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    TOTAL
                                     ---------------------------------------------   ---------   -------
FROM OPERATIONS
Net investment income                  $  11       $  35       $  15       $  21       $  4     $    86
Net realized gains (losses)                -           -           -           -          -           -
Net change in unrealized gains           183          68          75         200          -         526
                                     -------     -------     -------     -------    -------     --------

 Change in net assets resulting
   from operations                       194         103          90         221          4         612

FROM CAPITAL TRANSACTIONS
Deposits                               3,145       2,824       3,060       3,203      2,721      14,953
Benefit payments                           -           -           -           -          -           -
Payments on termination                   (1)          -           -          (1)        (3)         (5)
Contract maintenance charges               -           -           -           -         (1)         (1)
Transfers among the portfolios
  and with the Fixed Account - net       440          86         259         592     (1,388)        (11)
                                     -------     -------     -------     -------    -------     --------

  Change in net assets from capital
    transactions                       3,584       2,910       3,319       3,794      1,329       14,936
                                     -------     -------     -------     -------    -------     --------
INCREASE IN NET ASSETS                 3,778       3,013       3,409       4,015      1,333       15,548

Net assets at beginning of period          -           -           -           -          -            -
                                     -------     -------     -------     -------    -------     --------
Net assets at end of period          $ 3,778     $ 3,013     $ 3,409     $ 4,015    $ 1,333     $ 15,548
                                     -------     -------     -------     -------    -------     --------
                                     -------     -------     -------     -------    -------     --------
Net asset value per unit at
  end of period                      $ 10.66     $ 10.34     $ 10.29     $ 10.68    $ 10.05
                                     -------     -------     -------     -------    -------
                                     -------     -------     -------     -------    -------
Units outstanding at end of period       104          41          81         125        133
                                     -------     -------     -------     -------    -------
                                     -------     -------     -------     -------    -------


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------

1.  ORGANIZATION

    Glenbrook Life and Annuity Company Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate Life"), a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), which is wholly owned by The Allstate Corporation (the "Corporation"). The Account was established on December 15, 1992, by resolution of the Board of Directors of Glenbrook Life and began accepting contractholder deposits on October 6, 1995.

    Glenbrook Life writes certain annuity contracts, the proceeds of which are invested at the direction of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk. The Account, in turn, invests solely in shares of the portfolios of the STI Classic Variable Trust and Insurance Management Series (collectively the "Funds"). The contractholder may also invest in the general account of Glenbrook Life ("Fixed Account"). Glenbrook Life provides administrative and insurance services to the Account for a fee. STI Capital Management, N.A. and Federated Advisers, the investment advisors for the Funds, receive investment management fees from the Funds.

    During 1995, Glenbrook Life made an initial investment of $10 million ("seed money") in the Account to enhance the diversification of the Account's investments. Glenbrook Life intends to liquidate its seed money during 1997.

    Effective March 29, 1996, the name of the Aggressive Growth Portfolio of the STI Classic Variable Trust Fund changed to the Mid-Cap Equity Portfolio. While certain of the investment policies of the portfolio have changed, the overall investment strategy has remained the same.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS - Investments consist of shares of the Funds which are stated at fair value based on quoted market prices.

    RECOGNITION OF INVESTMENT INCOME - Investment income consists of dividends declared by the Funds, and is recognized on the date of record.

    REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

    CONTRACTHOLDER ACCOUNT ACTIVITY - Account activity is reflected in individual contractholder accounts on a daily basis.

    FEDERAL INCOME TAXES - Net investment income and realized gains and losses on investments of the Account are taxable to the contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded.

    ACCOUNT VALUE - Certain calculations that could be made in the financial statements may differ from published amounts due to the truncation of actual Account values.

3. CONTRACT MAINTENANCE, MORTALITY AND EXPENSE RISK, AND ADMINISTRATIVE EXPENSE CHARGES

    For each year or portion of a year a contract is in effect, Glenbrook Life deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract. This charge is waived if the total purchase payments are $25,000 or more on a contract anniversary, or if all money is allocated to the Fixed Account on the contract anniversary.

    Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate, on an annual basis, equal to 1.25% of the daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

    Glenbrook Life deducts administrative expense charges daily at a rate, on an annual basis, equal to .10% of the daily net assets of the Account. This charge is designed to cover administrative expenses.

4.  FINANCIAL INSTRUMENTS

    The investments of the Separate Accounts are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.

4.  UNITS ISSUED AND REDEEMED

    Units issued and redeemed by the Account during 1996 were as follows:


                                                                                                           Insurance
                                                                                                           Management
                                               STI CLASSIC VARIABLE TRUST                                    Series
                                         ---------------------------------------------------------------   ----------
(UNITS IN THOUSANDS)                                 INVESTMENT
                                           CAPITAL      GRADE      MID-CAP      VALUE     INTERNATIONAL     PRIME
                                           GROWTH       BOND        EQUITY      INCOME        EQUITY         MONEY
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ---------   ---------   ---------    ---------   -------------   ----------
Units outstanding at beginning of period      104         41          81            125          0             133

  Unit activity during 1996:
    Issued                                  1,612        512         908          2,162         98           2,098
    Redeemed                                  (36)       (46)        (29)           (48)         0          (1,742)
                                          ---------   ---------   ---------    ---------   -------------   ----------

Units outstanding at end of period          1,680        507         960          2,239         98             489
                                          ---------   ---------   ---------    ---------   -------------   ----------
                                          ---------   ---------   ---------    ---------   -------------   ----------

Units redeemed includes units deducted for accrued contract maintenance charges.

                                        ******

                                        PART C
                                  OTHER INFORMATION

24a. FINANCIAL STATEMENTS


    Glenbrook Life and Annuity Company Financial Statements are contained in Part A of this Registration Statement.

   The financial statements of the Variable Account are contained in Part B of this Registration Statement.


24b.  EXHIBITS

    The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

    (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account.*

    (2)  Not Applicable.

    (3)  Form of Underwriting Agreement.*

    (4)  Specimen Contract.**

    (5)  Form of application for a Contract.***

    (6) (a) Certificate of Incorporation of Glenbrook Life and Annuity Company.****
         (b)  By-laws of Glenbrook Life and Annuity Company.****

    (7)  Reinsurance Agreement.****

    (8)  Form of Participation Agreement.*****

    (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.***


    (10) (a)  Consent of Accountants.
         (b)  Consent of Attorneys.****


    (11) Not applicable.

    (12) Not applicable.


    (13) Computation of Performance Quotations.
    (14) Financial Data Schedule******
    (99) Powers of Attorney.*******


---------------

* Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated April 24, 1996.
** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated February 25, 1997.
*** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated May 4, 1995.
**** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.
***** Previously filed and incorporated by reference with Registrant's Form N-4 Registration Statement No. 33-91914 dated September 15, 1995.

******   Previously filed in Depositor's Form 10-K, filed March 31, 1997.

*******  Previously filed and incorporated by reference with Registrants
         Form N-4 Registration Statement No. 33-91914 dated February 28, 1997.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal           Position and Office With Depositor
Business Address                         of the Trust
----------------                         ------------

Louis G. Lower, II          Chairman of the Board and Chief Executive Officer
Michael J. Velotta          Vice President, Secretary, General Counsel
                              and Director
Peter H. Heckman            President, Chief Operating Officer and Director
Marla G. Friedman           Vice President
Kevin R. Slawin             Vice President
James P. Zils               Treasurer
Casey J. Sylla              Chief Investment Officer
John R. Hunter              Director
G. Craig Whitehead          Senior Vice President and Director
Sarah R. Donahue            Assistant Vice President
Emma M. Kalaidjian          Assistant Secretary
Paul N. Kierig              Assistant Secretary
Mary J. McGinn              Assistant Secretary
Keith A. Hauschildt         Assistant Vice President and Controller
Barry S. Paul               Assistant Vice President
Robert N. Roeters           Assistant Vice President
Theodore A. Schnell         Assistant Treasurer
C. Nelson Strom             Assistant Vice President and Corporate Actuary
Steven E. Shebik            Assistant Treasurer
Brenda D. Sneed             Assistant Secretary and Assistant General Counsel


The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
REGISTRANT

    See 10-K Commission File #1-11840, The Allstate Corporation.

27. NUMBER OF CONTRACT OWNERS

    As of March 28, 1997, there were 1,619 nonqualified contracts and 1,053 qualified contracts.

28. INDEMNIFICATION

    The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

29a.     RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

         Glenbrook Life and Annuity Company Separate Account A
         Glenbrook Life Multi-Manager Variable Account
         Glenbrook Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A


29b.     PRINCIPAL UNDERWRITER

    Name and Principal Business              Allstate Life Financial
    Address Of Each Such Person              Services, Inc. ("ALFS")
     ----------------------------------------------------------------------

  Louis G. Lower, II              Director
  Kevin R. Slawin                 Director
  Michael J. Velotta              Director and Secretary
  Robert J. Kelly                 President and
                                      Chief Executive Officer
  Diane Bellas                    Vice President and Controller
  Andrea J. Schur                 Vice President
  Brent H. Hamann                 Vice President
  James P. Zils                   Treasurer
  John R. Hedrick                 General Counsel and
                                      Assistant Secretary
  Lisa A. Burnell                 Assistant Vice President and
                                      Compliance Officer
  Robert N. Roeters               Assistant Vice President
  Emma M. Kalaidjian              Assistant Secretary
  Paul N. Kierig                  Assistant Secretary
  Steven E. Shebik                Assistant Treasurer


The principal address of ALFS is 3100 Sanders Road, Northbrook, Illinois

29c. COMPENSATION OF ALLSTATE LIFE FINANCIAL SERVICES, INC.

    None

30. LOCATION OF ACCOUNTS AND RECORDS

    The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

    The Distributor, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

    Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

    None

32. UNDERTAKINGS

         The undersigned registrant, Glenbrook Life and Annuity Company, hereby undertakes:


         (a) To file, as frequently as is necessary to ensure that the audited financial statements in the registration statment are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; a post-effective amendment to this registration statement

         (b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
              (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of Glenbrook Life and Annuity Company ("Registrant"), Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other that the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

33. REPRESENTATION PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

    The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

    Glenbrook Life and Annuity Company ("Glenbrook Life") represents that the fees and charges deducted under the Flexible Premium Deferred Variable Annuity Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                      SIGNATURES

As required by the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the village of Northfield, and State of Illinois on the 28th day of April 1997.

   GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
                    (REGISTRANT)

                         By:   GLENBROOK LIFE AND ANNUITY COMPANY
                                       (DEPOSITOR)

(SEAL)
Attest: /s/BRENDA D. SNEED            By: /S/MICHAEL J. VELOTTA
      ---------------------             -----------------------
           Brenda D. Sneed                   Michael J. Velotta
           Assistant Secretary and           Vice President, Secretary
           Assistant General Counsel         and General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 28th day of April, 1997.


*/LOUIS G. LOWER, II         Chairman of the Board of Directors and
--------------------           Chief Executive Officer
  Louis G. Lower, II           (Principal Executive Officer)


 /S/MICHAEL J. VELOTTA        Vice President, Secretary,
-----------------------         General Counsel and Director
   Michael J. Velotta

*/PETER H. HECKMAN           President, Chief Operating Officer
------------------             and Director
  Peter H. Heckman

*/JOHN R. HUNTER             Director
----------------
  John R. Hunter

*/KEVIN R. SLAWIN            Vice President
-----------------            (Principal Financial Officer)
  Kevin R. Slawin

*/MARLA G. FRIEDMAN          Vice President
-------------------
  Marla G. Friedman

*/G. CRAIG WHITEHEAD         Senior Vice President and Director
--------------------
  G. Craig Whitehead

*/JAMES P. ZILS               Treasurer
---------------
  James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
----------------
  Casey J. Sylla

*/KEITH A. HAUSCHILDT          Assistant Vice President and Controller
---------------------          (Principal Accounting Officer)
  Keith A. Hauschildt


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.